TABLE OF CONTENTS

President's Letter
Economic Review and Outlook
Report of Independent Accountants
CG Corporate Insurance Variable Life Separate Account 02
      Financial Statements

Fund Reports

   The Alger American Fund Annual Report
   Alger American Growth Portfolio
   Alger American MidCap Growth Portfolio
   Alger American Small Cap Portfolio

   CIGNA Variable Products Group Annual Report
   CIGNA VP Investment Grade Bond Fund
   CIGNA VP Money Market Fund
   CIGNA VP S&P 500 Index Fund

   Deutsche Asset Management Fund Annual Report
   Deutsche VIT EAFE(R) Equity Index Fund
   Deutsche VIT Small Cap Index Fund

   Fidelity Variable Insurance Products Fund Annual Report
   Fidelity VIP Equity-Income Portfolio
   Fidelity VIP High Income Portfolio
   Fidelity VIP II Investment Grade Bond Portfolio

   Janus Aspen Series Trust Annual Report
   Janus Aspen Series Balanced Portfolio
   Janus Aspen Series Worldwide Growth Portfolio

   MFS(R) Variable Insurance Trust Annual Report
   MFS Emerging Growth Series
   MFS Total Return Series

   Neuberger Berman Annual Report
   AMT Partners Portfolio

   OCC Accumulation Trust Annual Report
   OCC Equity Portfolio
   OCC Small Cap Portfolio
   OCC Managed Portfolio

   Templeton Variable Products Series Fund Annual Report
   Templeton International Securities Fund - Class 1

[photo of Thomas C. Jones President]                                   [logo]

Dear CIGNA Client:

It is a pleasure to provide you with this Annual report on the performance of your Corporate Variable Life Insurance product for the period ending December 31, 2001.

The report includes financial data for each of the portfolio options available under your product. In addition, we have included a review of the Economy and Financial markets for the Fourth Quarter 2001 by Robert DeLucia of CIGNA Investment Management. This overview deals with significant national and international trends affecting key markets. I hope you will take a few minutes to read it carefully.

Your Corporate Variable Universal Life Product is designed specifically to meet your needs in the corporate marketplace. The CIGNA Corporate Insurance Team is dedicated to meeting your executive benefit funding needs with the sophisticated financial solutions that are essential to attracting and retaining executive talent...the talent needed to grow a business in this increasingly competitive market.

We're extremely proud to have you as a client and look forward to an enduring partnership built on understanding, trust, and our ability to provide financial solutions of recognized value to your organization.

If you have any questions or comments about this report, please feel free to call Grace Papapietro, Assistant Vice President for CIGNA's Corporate Insurance Department at 860.534.3942. Grace is available Monday through Friday, 8 am to 5 pm.

Sincerely,

/S/Thomas C. Jones

                                                                         [logo]
[logo] CIGNA ECONOMIC
       REVIEW AND OUTLOOK

-------------------------------------------------------------------------------

SUMMARY AND MAJOR CONCLUSIONS
   o The recession will likely end during the early months of the year, followed by a steady acceleration in the rate of economic growth as 2002 unfolds, and is expected to continue into 2003.
   o Massive monetary stimulus already in the pipeline and a shift in fiscal policy from restrictive to stimulative should provide the necessary fuel for a sustained economic recovery during the 2002-2003 period.
   o Improving business conditions during the first half of 2002 should lead to a recovery in employment and business capital investment during the second half of the year and all of 2003, adding momentum to the economic recovery. Inflation is expected to remain stable at 2% for all of 2002.
   o Historically, equity markets have always outperformed fixed income markets during the late recession and early recovery phases of the business cycle and should do so again in 2002. Economically sensitive stock groups should outperform defensive stock groups, and small- and mid cap stocks should perform best.
   o Treasury securities are overvalued and vulnerable to rising interest rates as business conditions improve. Corporate bonds offer good fundamental value and should be the single best sector within the fixed income market.

ECONOMIC REVIEW
The year 2001 was one of the most challenging and stressful in recent decades. Our economy suffered the first recession since 1990-1991, the worst decline in corporate profits and dividends in more than 50 years, and a record level of business failures and corporate bankruptcies. It was also a year containing the most severe bear market in stocks in a quarter century and an unprecedented terrorist attack on major American cities, immediately followed by an intense military campaign in Afghanistan.
     During 2001, the U.S. economy entered recession after the longest economic expansion in American history. Factors contributing to the recession included the Federal Reserve's (Fed's) monetary tightening during 1999 and 2000 as the economy was overheating; the dramatic bursting of one of the most spectacular asset bubbles of the past century, with the collapse in technology stocks; and the sudden shock to business and consumer confidence resulting from the terrorist attacks.
     The recession, however, was primarily a result of economic imbalances and excesses within the business sector. These conditions developed at the peak of the previous economic expansion in the form of excessive inventory accumulation, overexpansion in business capital investment, and excessive hiring and debt accumulation. While there were some economic imbalances apparent in the household sector, they were mild compared with the business sector.
     Profound Weakness in Profits, Manufacturing, and Capital Goods: The remarkable resiliency of the household sector resulted in the business sector bearing the brunt of the 2001 recession. The severity of the business recession, as measured by corporate profits, manufacturing activity, business capital investment, business failures and corporate bond defaults, was in contrast to the mild contraction in GDP (Gross Domestic Product), which is more heavily weighted by consumer spending, Government spending, and services. The percentage decline in corporate earnings during 2001 was the worst since World War II. Conversely, consumer spending and housing starts weakened only modestly during the year, preventing a more severe contraction in GDP.

[logo]
CIGNA RETIREMENT &
INVESTMENT SERVICES

Fourth Quarter 2001 Performance Update          CIGNA Economic Review & Outlook
-------------------------------------------------------------------------------

ECONOMIC REVIEW (CONTINUED)
     Business Adjustments to Imbalances are Nearly Complete: While always painful in the short term, recessions should be viewed as a necessary element of the business cycle and, at the same time, as an inescapable feature of a highly dynamic and free market capitalistic economy. A recession is the necessary correction mechanism that occurs when private sector decisions lead to economic excesses and imbalances -- creating obstacles to future healthy economic growth.
     The business sector spent the entire year adjusting to the excesses that developed during the previous expansion. The good news is that the painful process is nearly complete. Inventories have been drastically reduced and are currently in good balance relative to final demand. The sharp curtailment in capital spending budgets has nearly run its course, and heavy cutbacks in hiring and overhead expenses have lowered business operating budgets so that they are more closely aligned with revenues. In short, the prolonged period of corporate sector retrenchment has nearly ended. This means that the stage is set for a rebound in business activity when final demand rebounds, which most likely will occur during the next several months.

FINANCIAL MARKET REVIEW
After a violent sell-off in mid-September, the equity markets rallied strongly during the fourth quarter. Immediately after the terrorist attacks, the equity market was massively oversold -- a consequence of increased investor uncertainty about the future course of the economy and the heightened risks to national and international security. Fortunately, subsequent events regarding the domestic economy and the war unfolded much more favorably than initially feared. Aggressive monetary and fiscal stimulus by the U.S. and world policymakers gave investors greater confidence in a 2002 economic recovery.
The S&P 500 Index rose by 10.69% in the quarter, the NASDAQ gained 30%, while the small cap Russell 2000 Index rose by 21.09%. Conversely, fixed income markets suffered from a sharp spike in market interest rates during the middle of the quarter, resulting in only a minimal gain in fixed income markets.
     Equity Markets Lag Bonds Again: Nevertheless, at year-end 2001, bonds had outperformed stocks for the second consecutive year. In an environment of persistently weak business conditions, it is not surprising that high-grade bonds outperformed equities. From its early 2000 cycle peak through mid-September 2001 lows, the S&P 500 Index suffered a cumulative decline of 37%, its worst bear market since the mid-1970s. For full-year 2001, the S&P 500 Index declined 11.88%; the Dow Jones Industrials, 5.42%; and the NASDAQ, 21%. Compare these results with a very respectable 8.44% total return from the broad investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index. High-grade corporate bonds performed best within the Lehman Brothers Index, with a full-year return of 10.31%.
     Small- and Mid Cap Value Perform Best: Within the equity market, both small- and mid cap stocks significantly outperformed large capitalization indexes, and value significantly outperformed growth. According to the Lipper Mutual Fund Survey, small cap value managers performed best, with median total returns of 16.39% during 2001, with mid cap value slightly behind. Conversely, large cap growth performed worst, with negative total returns of 23.0%. Non-U.S. equity fund managers lagged domestic mutual funds, with a negative return of nearly 22%.

ECONOMIC OUTLOOK
After an entire year of economic weakness, recessionary forces finally appear to be dissipating, and the necessary ingredients are falling into place to support a sustained economic recovery. Our forecast assumes a bottoming and stabilization of economic activity during the early months of the year, followed by a gradual acceleration in the rate of economic growth as the year progresses, with a strong likelihood of robust economic growth late in 2002 and into all of 2003.
     Powerful Stimulative Forces in Place: Our assumption of solid economic growth during the next 12 to 18 months is based on four very powerful stimulative forces already in the pipeline:

[line chart]

U.S. BUSINESS INVENTORIES
Annual % Change
        1986-1987      1988-1990     1991-1993         1994-1996       1997-1999      2000-2001
 2.85        2.11           6.68           3.5              3.23             1.7           5.45
 4.14        1.79           7.18           3.1              3.54            1.96           5.65
 5.66        2.11            7.2           1.9              2.84            2.14           5.43
 7.56        2.11           7.44           1.2              2.97            2.24           5.86
 8.86        1.81           7.17           0.1              4.22            2.46           6.27
 9.76        1.53           7.75          -0.1              4.62            3.15           7.03
 9.89        1.89           8.03          -0.8              5.28            2.88           6.78
10.43        1.81           9.03          -1.4              6.02            2.76           7.35
 10.9        1.31           9.42          -1.5              6.22            3.35           6.89
10.71        1.25           8.09          -1.5               6.8            3.34           7.17
10.89        0.84           7.84          -1.7              7.03            3.52           6.61
10.56        -0.2           8.08          -0.7               7.3            4.03           5.79
10.08        0.53           8.63          -1.9              8.34            4.02           5.48
 9.78        0.73           8.62          -1.7              8.55            4.42           4.53
  8.8        0.97           8.62          -0.5              9.41            4.99              3
 7.59        1.23           8.91             0              9.94            4.71            2.2
 6.29        2.39           9.24           0.3              9.31            4.31              1
 5.06        2.88           8.96           1.1              9.07            3.74            0.2
 4.95        2.77           9.06           1.5              8.77            3.73             -1
 4.06        2.92           8.23           1.7              8.21            3.92           -1.3
 2.84        3.73           7.35           1.3              7.91            3.77           -2.5
 2.23        4.56           7.71           1.1              7.73            3.62           -3.8
 2.24        5.37           7.71           1.2              7.23            3.81
 2.13        7.11           6.29             1              6.31            3.29
  2.2                       5.53          3.43               5.8            3.05
                            4.81           3.5              5.09            2.79
                            4.43          3.92              3.93             2.9
                               4          3.82              3.41            2.92
                            3.78          3.99              2.89            3.25
                            2.88          3.51              2.46            3.38
                            2.89             3              2.56             3.6
                            3.22          3.01              2.42            3.51
                            3.77           3.3              2.08            3.56
                            3.62          3.32              2.03            3.63
                            3.38          3.54               1.8            4.19
                            3.09          3.24              1.94            4.99


[end line chart]

[line chart]

U.S. BROAD (M3) MONEY SUPPLY
Annual % Change
1995            1996           1997             1998           1999           2000       2001
6.05           7.18            9.47            10.86           8.73            8.9         14
6.11           7.53            9.28            10.27           8.37            9.7
6.68            7.5            9.29            10.42           7.91           10.2
7.15            7.4            9.77             9.17           8.96             10
6.89           7.88            9.75             9.93           9.17           10.9
6.75           7.68            10.1             9.79           9.02           11.6
6.41           7.68           10.34             9.59           9.21             12
6.07           8.35            9.67             9.75           9.46           11.8
5.79           8.24            9.75              9.8          10.04           10.9
5.91           9.02           10.16             8.38            9.5           12.3
6.27           9.01           10.55             8.16             10           12.9
6.58           9.36           10.81              8.4            9.1

[end line chart]

CIGNA Economic Review & Outlook          Fourth Quarter 2001 Performance Update
-------------------------------------------------------------------------------

[line chart]

U.S. PRE-TAX OPERATING PROFITS
$ Billions

 1989      1990       1991   1992       1993     1994    1995       1996     1997    1998      1999    2000      2001
327.8     356.5      375.2  420.5      504.1    605.1   679.2      748.1    852.7   770.8     857.6   847.6     683.6
353.4     388.3      411.4  419.2      506.6    610.7   715.3      798.5    787.4   832.5     870.3   753.8
381.1     375.5      404.3  444.4      552.5    637.1   724.7      825.6    769.6   810.3     892.8   729.5
341.9     373.8      359.4  459.8      579.7    673.7   729.6      858.3    781.9   800.2       895

[end line chart]

[line chart]

INDEX OF LEADING ECONOMIC INDICATORS

 1996          1997            1998           1999            2000         2001
100.9           104           106.6          110.3           108.7        109.7
101.3         104.3           107.4          110.6             109
  102         104.8           107.8          110.2           108.9
102.1         105.1             108          110.4           108.7
  102         105.2           107.8          110.4           108.7
102.4         105.1           108.3          110.2           109.3
102.6         104.9           108.9          110.1           109.5
103.2         105.5           109.3          109.8           109.8
103.4         105.5           109.2          109.7           109.7
103.7         105.4           109.1          109.8           109.1
103.9         105.5           109.2          109.4           109.2
104.1         106.4           109.7          109.1

[end line chart]

ECONOMIC OUTLOOK (CONTINUED)

   o Massive Monetary Easing - The nearly unprecedented easing in monetary policy by the Fed over the past 12 months has been accompanied by a massive growth in money supply and a steep decline in short-term interest rates to 1.75%, a 40-year low.
   o Fiscal Policy Stimulus - The combination of tax cuts and new spending initiatives, both military and non-military, should provide stimulus for economic growth in both 2002 and 2003.
   o Declining Energy Prices - The sharp declines in the cost of gasoline, home heating oil and electricity over the past 12 months represent a large "tax cut" for both households and businesses.
   o Inventory liquidation - The record decline in business inventories during the past five quarters should set the stage for a rebound in manufacturing activity, as inventory levels are rebuilt.

     Economic Recovery in Two Phases: During the initial recovery phase (the first six to nine months of 2002), we expect the GDP to grow at a moderate 3% rate, led by the consumer and Government sectors and a strong rebound in manufacturing, as inventories swing from liquidation to accumulation. During the second recovery phase (later in the year and all of 2003), GDP growth should accelerate to a 4% to 5% pace, fueled by a cyclical recovery in business capital investment and a resumption of employment growth. These two factors should reinforce the moderate recovery already in place.
     Inflation, Corporate Profits and Unemployment: Both inflation and unemployment are classic lagging economic indicators and, therefore, will behave in a counter-cyclical manner during the early months of the recovery.
The labor market should remain weak until the second half of the year, and the unemployment rate will likely peak around mid-year near the 6.5% level. The rate of inflation always diminishes during the first nine to 12 months of economic recovery and will likely stabilize at a 2% rate for the year 2002.
     The critical variable in the economic outlook is corporate profits, which have been in a steep declining trend since their cyclical peak in the third quarter of 2000. We expect profits to hit a cyclical bottom in the first quarter. Then they should recover strongly during the next four to six quarters, along with the recovery in production and spending. While businesses will be unable to increase profit margins through selling price increases, they will benefit from declining raw material and energy costs, lower interest expenses, and a strong cyclical rebound in labor productivity. We expect corporate profits to grow 10% to 15% in 2002 and 20% to 25% in 2003.

FINANCIAL MARKET OUTLOOK

In an environment of gradual and steady economic improvement, "risk assets" should outperform "safe haven" assets -- the exact opposite of what occurred the past 18 to 24 months. Moreover, an analysis of financial markets over the past half-century clearly shows that equities have consistently outperformed bonds during the late recession and early recovery phases of the business cycle. The current cycle should be no different. However, unlike the buy-and-hold, momentum-driven markets between 1995 and 1999, equity market rallies in the future are expected to be more volatile, have greater cyclicality, and place more emphasis on market timing and sector rotation.
     Government Bond Market Vulnerable: Fixed income markets are likely to be adversely impacted by a steady rise in market interest rates, as economic growth resumes and credit demands increase, accompanied by a less accommodative Fed policy.
     The U.S. Treasury market, in particular, is vulnerable to a major setback during the next 12 to 18 months for two reasons. First, the federal budget will be shifting from a large surplus to a moderate deficit over the next several years -- changing the supply/demand conditions for Treasury securities. Second and more important, the Treasury market is fundamentally overvalued, with current market yields providing investors with an insufficient cushion over the underlying rate of inflation. From a much longer-term perspective, Treasury bonds have enjoyed a spectacular bull market over the past decades, with compound annual rates of return in excess of 12%. It is highly possible that this long bull market ended during the final months of 2001.

Fourth Quarter 2001 Performance Update          CIGNA Economic Review & Outlook
-------------------------------------------------------------------------------

FINANCIAL MARKET OUTLOOK (CONTINUED)

     Corporate Bonds Highly Attractive: Within the U.S. fixed income markets, corporate bonds and residential mortgage-backed securities offer far greater attraction relative to Government bonds. In sharp contrast to Treasuries, corporate bonds have been in a bear market since 1997, and enjoy both a favorable fundamental outlook and attractive valuations, given historically wide credit spreads. Corporate bonds (along with equities) should be the prime beneficiaries of improving economic growth, rising corporate profits and cash flows, improving corporate balance sheets and diminishing credit risk. Credit spreads will likely be in a steady tightening trend during the next two-year period. Although far riskier, speculative-grade (high yield) bonds will likely provide even greater total returns over the same timeframe, as credit spreads tighten in an environment of diminishing default risk and moderating financial stress.
     Economically Sensitive Stock Groups Well Positioned: Many of the same factors benefiting corporate bonds should help economically sensitive sectors, which are expected to outperform more defensive sectors within the stock market. Capital goods and technology and basic manufacturing industry groups will most likely provide market leadership, while defensive sectors, such as health care and consumer staples, along with interest-sensitive groups, such as utilities and finance, should lag the overall market.
     Both small- and mid cap stocks are attractive on a relative valuation basis, and are expected to continue to outperform large capitalization indexes, at least until the Fed begins to reverse its monetary engine and a new tightening cycle begins.
     Finally, domestic equities should continue to outperform global equity markets during the first half of the year, because the U.S. is expected to lead the global economy out of recession. However, foreign markets may catch up later in the year and in 2003, as foreign economies rebound with a lag to the U.S. economy, and as the U.S. dollar begins to weaken modestly against foreign currencies, particularly the euro. The emerging markets of Asia could conceivably provide the best absolute returns during 2002, albeit with considerable volatility.
     Risks to the Outlook: The risk to this base case scenario is that the economic recovery is more sluggish than we expect. A longer-than-anticipated retrenchment by the business sector would continue to undermine both the capital goods and labor markets. Acceleration in the rate of economic growth later in the year is heavily dependent upon a cyclical rebound in the depressed capital goods markets and a recovery in employment.
     Geopolitical factors also represent a risk to the outlook. They may involve a combination of recurring terrorist attacks and setbacks in U.S. foreign policy on the military/diplomatic front in the war against international terrorism. Under these less optimistic scenarios, the economic recovery would be more sluggish, implying that the expected return for equities and high yield bonds during 2002 would be more moderate than in our base case, while high quality corporate bonds would likely provide the best returns.

ROBERT F. DELUCIA, CFA, is a managing director and portfolio manager at TimesSquare Capital Management, Inc. He joined CIGNA in 1979 as a research analyst in the common stock area and was appointed a sector manager in 1981. From 1982 to 1984, he served as senior economist on the company's economics staff. Currently, he manages several stable value fixed income employee benefit portfolios for both the defined benefit and defined contribution markets. Mr. DeLucia received his bachelor's degree from Yale University and his M.B.A. from the University of Chicago. He is a member of the Association for Investment Management and Research and the Hartford Society of Financial Analysts.

(C) 2002 CIGNA Retirement & Investment Services. All rights reserved. These materials may not be reproduced in whole or in part, without its express written permission. CIGNA Retirement & Investment Services products and services are provided by various operating subsidiaries of CIGNA Corporation, including Connecticut General Life Insurance Company, Bloomfield CT 06002. "CIGNA" is a registered service mark and is used to refer to these subsidiaries.

[logo]
CIGNA RETIREMENT &
INVESTMENT SERVICES                                   Please Recycle This Paper

                       Report of Independent Accountants

To the Board of Directors of Connecticut General
Life Insurance Company and Participants of the
CG Corporate Insurance Variable Life Separate Account 02

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the portfolios constituting the CG Corporate Insurance Variable Life Separate Account 02, (hereafter referred to as the "Account") at December 31, 2001, the results of its operations and the changes in its net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodians, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
February 20, 2002

INVESTMENT INCOME:
CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2001

                                                                  Alger American Portfolio Sub-Accounts
                                                              -----------------------------------------------
                                                                                  MidCap           Small
                                                                 Growth           Growth       Capitalization
                                                              -------------    ------------    --------------
ASSETS:
Investment in variable insurance
 funds at fair value                                          $  3,851,061     $  3,247,610    $  2,107,744
Receivable from Connecticut
 General Life Insurance Company                                        163               67             -
                                                              -------------    ------------    --------------
   Total assets                                                  3,851,224        3,247,677       2,107,744
                                                              -------------    ------------    --------------
LIABILITIES
Payable to Connecticut General
  Life Insurance Company                                              -                 -                17
                                                              -------------    ------------    --------------
    Total liabilities                                                 -                 -                17
                                                              -------------    ------------    --------------
    Net assets                                                $  3,851,224     $  3,247,677    $  2,107,727
                                                              =============   =============    ==============

Accumulation units outstanding - Contracts sold before
 May 1, 1998 (RVUL 01)                                              48,361           36,913          33,656
Net asset value per accumulation unit                         $     16.780     $     19.009    $     10.271

Accumulation units outstanding - Contracts sold after
 April 30, 1998 (RVUL 02)                                          309,198          189,519         230,393
Net asset value per accumulation unit                         $      9.831     $     13.434    $      7.648

                                                              -------------    ------------    --------------
Accumulation net assets                                       $  3,851,224     $  3,247,677    $  2,107,727
                                                              =============   =============    ==============

                                                                         CIGNA Variable
                                                                         Products Group
                                                                          Sub-Accounts                 Deutsche VIT - Sub-Accounts
                                                        ----------------------------------------------   ------------------------
                                                          Investment                                       EAFE(R)       Small
                                                          Grade Bond     Money Market       S&P 500     Equity Index  Capitalization
                                                        ----------------------------------------------   ------------------------

ASSETS:
Investment in variable insurance
 funds at fair value                                    $  7,438,041    $ 10,096,155      $ 30,531,477   $   17,284    $  6,637
Receivable from Connecticut
 General Life Insurance Company                                   -               -                 -            -           -
                                                        ------------    ------------      ------------   ----------    ----------
    Total assets                                           7,438,041      10,096,155        30,531,477       17,284       6,637
                                                        ------------    ------------      ------------   ----------    ----------

LIABILITIES:
Payable to Connecticut General
  Life Insurance Company                                          93             143               271            9           3
                                                        ------------    ------------      ------------   ----------    ----------
    Total liabilities                                             93             143               271            9           3
                                                        ------------    ------------      ------------   ----------    ----------
    Net assets                                          $  7,437,948    $ 10,096,012      $ 30,531,206   $   17,275    $  6,634
                                                        ============    ============      ============   ==========    ==========

Accumulation units outstanding - Contracts sold before
 May 1, 1998 (RVUL 01)                                       387,972         747,403         1,707,196           -           -
Net asset value per accumulation unit                   $     11.527    $     12.173      $     14.353   $    7.934    $ 12.144
Accumulation units outstanding - Contracts sold after
 April 30, 1998 (RVUL 02)                                    252,172          86,471           573,969        2,527         582
Net asset value per accumulation unit                   $     11.761    $     11.540      $     10.502   $    6.836    $ 11.399

                                                        ------------    ------------      ------------   ----------    ----------
Accumulation net assets                                 $  7,437,948    $ 10,096,012      $ 30,531,206   $   17,275    $  6,634
                                                        ============    ============      ============   ==========    ==========

                                                                                                             Fidelity Variable
                                                                               Fidelity Variable Insurance       Insurance
                                                                                      Products Fund           Products Fund ll
                                                                                      Sub-Accounts               Sub-Account
                                                                               ---------------------------    -----------------
                                                                                  Equity-         High           Investment
                                                                                  Income         Income          Grade Bond
                                                                               ------------  -------------    -----------------
ASSETS:
Investment in variable insurance
 funds at fair value                                                           $ 2,026,236    $ 1,133,577       $   3,273,585
Receivable from Connecticut
 General Life Insurance Company                                                         -              -                   75
                                                                               ------------  -------------      ---------------
    Total assets                                                                 2,026,236      1,133,577           3,273,660
                                                                               ------------  -------------      ---------------
LIABILITIES:
Payable to Connecticut General
  Life Insurance Company                                                                10             26                 -
                                                                               ------------  -------------      ---------------
    Total liabilities                                                                   10             26                 -
                                                                               ------------  -------------      ---------------
    Net assets                                                                 $ 2,026,226    $ 1,133,551       $   3,273,660
                                                                               ============  =============      ===============
Accumulation units outstanding - Contracts sold before May 1, 1998 (RVUL 01)       121,197         14,373             241,278
Net asset value per accumulation unit                                          $    13.992    $     7.864       $      13.568

Accumulation units outstanding - Contracts sold after April 30, 1998 (RVUL 02)      30,177        143,493                 -
Net asset value per accumulation unit                                          $    10.950    $     7.112       $      12.238
                                                                               ------------  -------------      ---------------
Accumulation net assets                                                        $ 2,026,226    $ 1,133,551       $   3,273,660
                                                                               ============  =============      ===============




                                                      Janus Aspen Series
                                                         Sub-Accounts           MFS Series Sub-Accounts
                                                   ------------------------  --------------------------
                                                                                Emerging        Total
                                                    Balanced     Worldwide       Growth        Return
                                                   ----------  ------------  ------------    ----------
ASSETS:
Investment in variable insurance
 funds at fair value                               $ 179,478   $  5,883,518   $ 1,553,071    $  851,909
Receivable from Connecticut
 General Life Insurance Company                           -             143            -             -
                                                   ----------  ------------   -----------    ----------
    Total assets                                     179,478      5,883,661     1,553,071       851,909
                                                   ----------  ------------   -----------    ----------

LIABILITIES:
Payable to Connecticut General
  Life Insurance Company                                  10             -            152            38
                                                   ----------  ------------   -----------    ----------
    Total liabilities                                     10             -            152            38
                                                   ----------  ------------   -----------    ----------
    Net assets                                     $ 179,468   $  5,883,661   $ 1,552,919    $  851,871
                                                   ==========  ============   ===========    ==========
Accumulation units outstanding - Contracts sold
 before May 1, 1998 (RVUL 01)                         11,664        187,828        68,160        42,653
Net asset value per accumulation unit              $   9.156   $     15.201   $    14.243    $   14.906

Accumulation units outstanding - Contracts sold
 after April 30, 1998 (RVUL 02)                        8,118        295,203        64,372        19,148
Net asset value per accumulation unit              $   8.952   $     10.259   $     9.043    $   11.285
                                                   ----------  ------------   -----------    ----------
Accumulation net assets                            $ 179,468   $  5,883,661   $ 1,552,919    $  851,871
                                                   ==========  ============   ===========    ==========

                                                                                                               Templeton
                                                                                                                Variable
                                                 Neuberger                                                  Products Series
                                                  Berman         OCC Accumulation Trust - Sub-Accounts      Fund Sub-Account
                                               --------------  -------------------------------------------  ----------------
                                                                                                Small        International-
                                               AMT Partners     Equity         Managed     Capitalization       Class l
                                               --------------  ----------    -----------    -------------  -----------------
ASSETS:
Investment in variable insurance
 funds at fair value                             $  5,448      $ 335,987     $  108,463      $ 1,301,468   $     870,160
Receivable from Connecticut
 General Life Insurance Company                        -              -              -                30              -
                                               --------------  ----------    -----------    -------------  -----------------
    Total assets                                    5,448        335,987        108,463        1,301,498         870,160
                                               --------------  ----------    -----------    -------------  -----------------
LIABILITIES:
Payable to Connecticut General
  Life Insurance Company                                3             41             24               -               34
                                               --------------  ----------    -----------    -------------  -----------------
    Total liabilities                                   3             41             24               -               34
                                               --------------  ----------    -----------    -------------  -----------------
    Net assets                                   $  5,445      $ 335,946     $  108,439      $ 1,301,498   $     870,126
                                               ==============  ==========    ===========    =============  =================
Accumulation units outstanding - Contracts
 sold before May 1, 1998 (RVUL 01)                    574         24,256          8,019           76,124          58,684
Net asset value per accumulation unit            $  9.486      $  13.401     $   13.260      $    16.128   $      11.716

Accumulation units outstanding - Contracts
 sold after April 30, 1998 (RVUL 02)                   -           1,074            190            4,760          19,039
Net asset value per accumulation unit            $ 10.000      $  10.141     $   11.090      $    15.498   $       9.590
                                               --------------  ----------    -----------    -------------  -----------------
Accumulation net assets                          $  5,445      $ 335,946     $  108,439      $ 1,301,498   $     870,126
                                               ==============  ==========    ===========    =============  =================

The Notes to the Financial Statements are an intergal part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                            Alger American Portfolio Sub-Accounts
                                                      ----------------------------------------------
                                                                         MidCap          Small
                                                          Growth         Growth       Capitalization
                                                      --------------  --------------  --------------
INVESTMENT INCOME:
Dividends                                             $       9,643   $         -     $       1,418

EXPENSES:
Mortality and expense risk                                   24,616          19,992          14,847
Administrative charges                                        3,911           3,217           2,485
                                                      --------------  --------------  --------------
    Net investment gain (loss)                              (18,884)        (23,209)        (15,914)
                                                      --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from portfolio sponsors          522,899       1,335,192             -
Net realized gain (loss) on share transactions              (51,348)        (68,742)        (82,004)
                                                      --------------  --------------  --------------
   Net realized gain (loss)                                 471,551       1,266,450         (82,004)
Change in net unrealized gain (loss)                       (946,028)     (1,469,841)       (837,746)
                                                      --------------  --------------  --------------
    Net realized and unrealized
      gain (loss) on investments                           (474,477)       (203,391)       (919,750)
                                                      --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                     $    (493,361)  $    (226,600)  $    (935,664)
                                                      ==============  ==============  ==============

                                                                   CIGNA Variable
                                                                   Products Group
                                                                    Sub-Accounts                     Deutsche VIT - Sub-Accounts
                                                   ----------------------------------------------  ------------------------------
                                                     Investment                                        EAFE(R)          Small
                                                     Grade Bond     Money Market      S&P 500       Equity Index   Capitalization
                                                   --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME:
Dividends                                          $     710,386   $     344,760   $     369,577   $         -     $          38

EXPENSES:
Mortality and expense risk                                47,596          79,581         249,732             515             348
Administrative charges                                     6,647           9,795          31,502              68              42
                                                   --------------  --------------  --------------  --------------  --------------
    Net investment gain (loss)                           656,143         255,384          88,343            (583)           (352)
                                                   --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Capital gain distributions from portfolio sponsors        19,601             -               -               -               309
Net realized gain (loss) on share transactions            56,524             -          (986,920)        (57,201)        (18,694)
                                                   --------------  --------------  --------------  --------------  --------------
   Net realized gain (loss)                               76,125             -          (986,920)        (57,201)        (18,385)
Change in net unrealized gain (loss)                    (209,722)            -        (3,744,331)         25,368           9,003
                                                   --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized
      gain (loss) on investments                        (133,597)            -        (4,731,251)        (31,833)         (9,382)
                                                   --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                  $     522,546   $     255,384   $  (4,642,908)  $     (32,416)  $      (9,734)
                                                   ==============  ==============  ==============  ==============  ==============

                                                                            Fidelity Variable
                                              Fidelity Variable Insurance       Insurance
                                                    Products Fund            Products Fund ll
                                                    Sub-Accounts               Sub-Account
                                           -----------------------------    -----------------
                                               Equity-          High          Investment
                                               Income          Income         Grade Bond
                                           -------------    ------------     ----------------
INVESTMENT INCOME:
Dividends                                     $  29,343       $ 154,104        $ 247,091

EXPENSES:
Mortality and expense risk                       14,985           7,908           31,268
Administrative charges                            1,858           1,314            3,757
                                           ------------    -------------    -------------
  Net investment gain (loss)                     12,500         144,882          212,066
                                           ------------    -------------    -------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from
  portfolio sponsors                             82,439             -                -
Net realized gain (loss) on
  share transactions                              3,732          (6,588)          48,307
                                           ------------    -------------     ------------
  Net realized gain (loss)                       86,171          (6,588)          48,307
Change in net unrealized gain (loss)           (224,616)       (305,467)          13,438
                                           ------------    -------------     ------------
  Net realized and unrealized
   gain (loss) on investments                  (138,445)       (312,055)          61,745
                                           ------------    -------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                           $  (125,945)     $ (167,173)       $ 273,811
                                           =============   =============      ===========

                                                    Janus Aspen Series
                                                      Sub-Accounts             MFS Series Sub-Accounts
                                             ----------------------------   ----------------------------
                                                                               Emerging        Total
                                               Balanced       Worldwide         Growth         Return
                                             ------------  --------------   -------------   ------------
INVESTMENT INCOME:
Dividends                                    $     4,235     $    29,969    $        -      $    9,674

EXPENSES:
Mortality and expense risk                         1,132          44,781         13,146          2,302
Administrative charges                               150           6,320          1,717            331
                                             ------------    ------------   -------------   ------------
   Net investment gain (loss)                      2,953         (21,132)       (14,863)         7,041
                                             ------------    ------------   -------------   ------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from
  portfolio sponsors                                   -               -        107,630          6,935
Net realized gain (loss) on
  share transactions                              (3,367)        (63,646)      (210,664)           599
                                             ------------    ------------   -------------   ------------
 Net realized gain (loss)                         (3,367)        (63,646)      (103,034)         7,534
Change in net unrealized gain (loss)              (6,964)     (1,631,285)      (686,896)        (8,146)
                                             ------------    ------------   -------------   ------------
  Net realized and unrealized
   gain (loss) on investments                    (10,331)     (1,694,931)      (789,930)          (612)
                                             ------------    ------------   ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                            $    (7,378)    $(1,716,063)   $  (804,793)    $    6,429
                                             ============    ============   ============    ============

                                                                                                             Templeton
                                                                                                             Variable
                                         Neuberger                                                        Products Series
                                          Berman             OCC Accumulation Trust - Sub-Accounts       Fund Sub-Account
                                      --------------   -----------------------------------------------  ------------------
                                                                                            Small        International-
                                       AMT Partners         Equity        Managed      Capitalization       Class l
                                      --------------   ---------------  ------------  ----------------  ------------------
INVESTMENT INCOME:
Dividends                              $         36     $       2,074   $     2,425   $      11,756      $         39,203

EXPENSES:
Mortality and expense risk                       49             2,722         1,282          11,797                11,071
Administrative charges                            6               323           152           1,403                 1,427
                                       -------------   ---------------  ------------  ---------------    -----------------
    Net investment gain (loss)                  (19)             (971)          991          (1,444)               26,705
                                       -------------   ---------------  ------------  ---------------    -----------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from
 portfolio sponsors                             340             1,982           -           105,295               293,692)
Net realized gain (loss) on
 share transactions                            (203)            3,876        20,207          31,760              (166,305)
                                       -------------   ---------------  ------------  ---------------    -----------------
   Net realized gain (loss)                     137             5,858        20,207         137,055               127,387)
Change in net unrealized gain (loss)           (339)          (31,094)      (27,372)        (52,456)             (470,444)
                                       -------------   ---------------  ------------  ---------------    -----------------
    Net realized and unrealized
      gain (loss) on investments               (202)          (25,236)       (7,165)         84,599              (343,057)
                                       -------------   ---------------  ------------  ---------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $       (221)    $     (26,207)  $    (6,174)  $      83,155      $       (316,352)
                                       =============   ===============  ============  ===============    =================

The Notes to the Financial Statements are an intergal part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                          Alger American Portfolio Sub-Accounts
                                                    ---------------------------------------------
                                                                        MidCap         Small
                                                        Growth          Growth     Capitalization
                                                    -------------    -----------   --------------
INVESTMENT INCOME:
Dividends                                           $        -       $      -      $         -

EXPENSES:
Mortality and expense risk                                 22,278         12,293           16,002
Administrative charges                                      3,190          1,829            2,555
                                                    -------------    -----------   --------------
   Net investment gain (loss)                             (25,468)       (14,122)         (18,557)
                                                    -------------    -----------   --------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from portfolio sponsors        417,669        251,927        1,043,110
Net realized gain (loss) on share transactions           (144,142)      (197,961)        (125,769)
                                                    -------------    -----------   --------------
   Net realized gain (loss)                               273,527         53,966          917,341
Change in net unrealized gain (loss)                     (892,940)        (8,654)      (1,751,035)
                                                    -------------    -----------   --------------

   Net realized and unrealized
     gain (loss) on investments                          (619,413)        45,312         (833,694)
                                                     ------------    -----------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                   $   (644,881)   $    31,190   $     (852,251)
                                                    =============    ===========   ==============

                                                                   CIGNA Variable
                                                                   Products Group
                                                                    Sub-Accounts                  Deutsche VIT - Sub-Accounts
                                                  --------------------------------------------  -----------------------------
                                                    Investment                                     EAFE(R)         Small
                                                    Grade Bond     Money Market      S&P 500     Equity Index  Capitalization
                                                  -------------   --------------   -----------  -------------  --------------
INVESTMENT INCOME:
Dividends                                         $     371,148   $      242,523   $   786,984    $       -      $      -

EXPENSES:
Mortality and expense risk                               30,265           31,560       308,246         1,793          1,077
Administrative charges                                    4,221            4,017        38,576           216            128
                                                  -------------   --------------   -----------    ----------     ----------
  Net investment gain (loss)                            336,662          206,946       440,162        (2,009)        (1,205)
                                                  -------------   --------------   -----------    ----------     ----------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from portfolio sponsors          -                -         540,611         4,125            885
Net realized gain (loss) on share transactions              809              -         123,929        (3,357)        (1,019)
                                                  -------------   --------------   -----------    ----------     ----------
   Net realized gain (loss)                                 809              -         664,540           768           (134)
Change in net unrealized gain (loss)                     89,778              -      (5,051,494)      (35,616)        (9,431)
                                                  -------------   --------------   -----------    ----------     ----------
  Net realized and unrealized
   gain (loss) on investments                            90,587              -      (4,386,954)      (34,848)        (9,565)
                                                  -------------   --------------   -----------    ----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                 $     427,249   $      206,946   $(3,946,792)   $  (36,857)    $  (10,770)
                                                  =============   ==============   ===========    ==========     ==========

                                                                                           Fidelity Variable
                                                         Fidelity Variable Insurance           Insurance
                                                                Products Fund               Products Fund ll
                                                                Sub-Accounts                  Sub-Account
                                                    -------------------------------------  -----------------
                                                         Equity-               High           Investment
                                                         Income               Income          Grade Bond
                                                    ----------------      ---------------  -----------------
INVESTMENT INCOME:
Dividends                                           $         24,187      $        48,007   $        286,550

EXPENSES:
Mortality and expense risk                                    13,366                8,142             34,964
Administrative charges                                         1,609                1,135              4,278
                                                    ----------------      ---------------   ----------------
   Net investment gain (loss)                                  9,212               38,730            247,308
                                                    ----------------      ---------------   ----------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from portfolio sponsors            91,124                  -                  -
Net realized gain (loss) on share transactions                26,555              (18,181)             2,579
                                                    ----------------      ---------------   ----------------
   Net realized gain (loss)                                  117,679              (18,181)             2,579
Change in net unrealized gain (loss)                          35,556             (347,910)           171,110
                                                    ----------------      ---------------   ----------------
   Net realized and unrealized
    gain (loss) on investments                               153,235             (366,091)           173,689
                                                    ----------------      ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                   $        162,447      $      (327,361)  $        420,997
                                                    ================      ===============   ================

                                                           Janus Aspen Series
                                                               Sub-Accounts              MFS Series Sub-Accounts
                                                    -----------------------------     ----------------------------
                                                                                      Emerging           Total
                                                      Balanced        Worldwide        Growth           Return
                                                    -----------     -------------     -----------    -------------
INVESTMENT INCOME:
Dividends                                           $   4,172       $     133,688     $    88,642    $       7,603

EXPENSES:
Mortality and expense risk                                448              48,988          23,389            1,586
Administrative charges                                     82               6,390           2,908              230
                                                    ---------       -------------     -----------    -------------
  Net investment gain (loss)                            3,642              78,310          62,345            5,787
                                                    ---------       -------------     -----------    -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Capital gain distributions from portfolio sponsors        837             432,257          66,869            3,648
Net realized gain (loss) on share transactions            (54)           (100,438)        (12,515)           1,344
                                                    ---------       -------------     -----------    -------------
  Net realized gain (loss)                                783             331,819          54,354            4,992
Change in net unrealized gain (loss)                  (10,611)         (1,784,446)       (849,853)          20,021
                                                    ---------       -------------     -----------    -------------
  Net realized and unrealized
   gain (loss) on investments                          (9,828)         (1,452,627)       (795,499)          25,013
                                                    ---------       -------------     -----------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                   $  (6,186)      $  (1,374,317)    $  (733,154)   $      30,800
                                                    =========       =============     ===========    =============

                                                                                                                     Templeton
                                                                                                                      Variable
                                                     Neuberger                                                    Products Series
                                                       Berman         OCC Accumulation Trust - Sub-Accounts      Fund Sub-Account
                                                    ------------    -------------------------------------------  ----------------
                                                                                                     Small        International-
                                                    AMT Partners      Equity        Managed      Capitalization      Class l
                                                    ------------    ----------    -----------    --------------   ---------------
INVESTMENT INCOME:
Dividends                                             $      -      $    2,019    $    11,208     $   6,747         $   39,601

EXPENSES:
Mortality and expense risk                                   22          2,403          5,947        10,135             18,025
Administrative charges                                        2            284            702         1,194              2,291
                                                      ---------     ----------    -----------     ---------         ----------
    Net investment gain (loss)                              (24)          (668)         4,559        (4,582)            19,285
                                                      ---------     ----------    -----------     ---------         ----------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                                   -
Capital gain distributions from portfolio sponsors           (2)        26,076         62,583            -             236,408
Net realized gain (loss) on share transactions        ---------            728         (4,461)        4,771              7,643
                                                             (2)    ----------    -----------     ---------         ----------
   Net realized gain (loss)                                  (9)        26,804         58,122         4,771            244,051
Change in net unrealized gain (loss)                  ---------          5,560        (17,884)      451,848           (322,814)
                                                                    ----------    -----------     ---------         ----------
    Net realized and unrealized                             (11)
      gain (loss) on investments                      ---------         32,364         40,238       456,619            (78,763)
                                                                    ----------    -----------     ---------         ----------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                     $     (35)    $   31,696    $    44,797     $ 452,037         $  (59,478)
                                                      =========     ==========    ===========     =========         ==========

   The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                         Alger American Fund Sub-                     Bankers Trust
                                                                Accounts                   Insurance Funds Trust - Sub-Accounts
                                                     -----------------------------------   ------------------------------------
                                                                 MidCap        Small          EAFE(R)             Small
                                                      Growth     Growth    Capitalization   Equity Index      Capitalization
                                                     --------- ------------- -----------   ---------------   ------------------
INVESTMENT INCOME:
Dividends                                            $   1,313   $       -     $       -      $     208           $      13

EXPENSES:
Mortality and expense risk                               9,766       3,153         6,641              3                   9
Administrative charges                                   1,160         372           856              0                   1
                                                     ---------   ---------     ---------      ---------           ---------
    Net investment gain (loss)                          (9,613)     (3,525)       (7,497)           205                   3
                                                     ---------   ---------     ---------      ---------           ---------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from portfolio sponsors      89,671      49,152        84,143            389                  37
Net realized gain (loss) on share transactions          23,106       4,468         9,266             13                   4
                                                     ---------   ---------     ---------      ---------           ---------
   Net realized gain (loss)                            112,777      53,620        93,409            402                  41
Change in net unrealized gain (loss)                   333,646      80,099       310,481            762                 169
                                                     ---------   ---------     ---------      ---------           ---------
    Net realized and unrealized
      gain (loss) on investments                       446,423     133,719       403,890          1,164                 210
NET INCREASE (DECREASE) IN NET ASSETS                ---------   ---------     ---------      ---------           ---------
  FROM OPERATIONS                                    $ 436,810   $ 130,194     $ 396,393      $   1,369           $     213
                                                     =========   =========     =========      =========           =========

                                                                                                          Fidelity Variable
                                                      CIGNA Variable          Fidelity Variable Insurance     Insurance
                                                      Products Group                Products Fund          Products Fund ll
                                                       Sub-Accounts                 Sub-Accounts             Sub-Account
                                           -----------------------------------  ---------------------         ---------
                                           Investment                            Equity-      High           Investment
                                           Grade Bond  Money Market  S&P 500     Income      Income          Grade Bond
                                           ----------  ---------   -----------  ---------   ---------         ---------
INVESTMENT INCOME:
Dividends                                  $  53,012   $  26,951   $   826,704  $  13,677   $  99,356         $ 232,911

EXPENSES:
Mortality and expense risk                     5,118       4,384       266,465     10,895       7,806            42,753
Administrative charges                           631         575        31,998      1,284         920             5,118
                                           ----------  ---------   -----------  ---------   ---------         ---------
    Net investment gain (loss)                47,263      21,992       528,241      1,498      90,630           185,040
                                           ----------  ---------   -----------  ---------   ---------         ---------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from
  portfolio sponsors                               -           -       724,386     30,234       3,714            73,070
Net realized gain (loss) on share
  transactions                                    71           -       192,458      2,905       3,929             4,993
                                           ---------   ---------   -----------  ---------   ---------         ---------
   Net realized gain (loss)                       71           -       916,844     33,139       7,643            78,063
Change in net unrealized gain (loss)         (56,980)          -     4,672,428     23,754     (17,643)         (362,524)
                                           ---------   ---------   -----------  ---------   ----------        ---------
    Net realized and unrealized
      gain (loss) on investments             (56,909)          -     5,589,272     56,893     (10,000)         (284,461)
                                           ---------   ---------   -----------  ---------   ---------         ---------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                          $  (9,646)  $  21,992   $ 6,117,513  $  58,391   $  80,630         $ (99,421)
                                           =========   =========   ===========  =========   =========         =========

                                                                                                                      Templeton
                                                                                                                       Variable
                                           Janus Aspen Series     MFS Variable Insurance   OCC Accumulation Trust   Products Series
                                             Sub-Accounts          Trust - Sub-Accounts       - Sub-Accounts          Fund-Class 1
                                         ----------------------- ------------------------ ------------------------- -------------
                                                       Emerging       Total                               Small     International-
                                          Worldwide     Growth       Return      Equity     Managed  Capitalization    Class l
                                         ----------------------- ------------  ---------- ----------- ------------- -------------
INVESTMENT INCOME:
Dividends                                $     5,948   $       -   $   1,058    $   1,603   $  11,583   $   8,114    $  40,711

EXPENSES:
Mortality and expense risk                    27,723      11,292         840        1,662       7,033       9,602       13,993
Administrative charges                         3,274       1,335         105          196         828       1,130        1,678
                                         -----------   ---------   ---------    ---------   ---------   ----------   ---------
    Net investment gain (loss)               (25,049)    (12,627)        113         (255)      3,722      (2,618)      25,040
                                         -----------   ---------   ---------    ---------   ---------   ----------   ---------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from
  portfolio sponsors                               -           -       1,961        7,302      25,992           -      141,416
Net realized gain (loss) on share
  transactions                                62,912      15,823          48         (859)        629     (18,932)      22,488
                                         -----------   ---------   ---------    ---------   ---------   ----------   ---------
   Net realized gain (loss)                   62,912      15,823       2,009        6,443      26,621     (18,932)     163,904
Change in net unrealized gain (loss)       1,793,064     975,528      (1,102)      (4,712)      2,056      10,363      173,120
    Net realized and unrealized          -----------   ---------   ---------    ---------   ---------   ----------   ---------
      gain (loss) on investments           1,855,976     991,351         907        1,731      28,677      (8,569)     337,024
                                         -----------   ---------   ---------    ---------   ---------   ----------   ---------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                        $ 1,830,927   $ 978,724   $   1,020    $   1,476   $  32,399   $ (11,187)   $ 362,064
                                         ===========   =========   =========    =========   =========   =========    =========

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                Alger American Portfolio Sub-Accounts
                                                           -----------------------------------------------------
                                                                                    MidCap           Small
                                                                Growth             Growth       Capitalization
                                                           ----------------   ---------------   ----------------
OPERATIONS:
Net investment gain (loss)                                   $     (18,884)    $     (23,209)    $      (15,914)
Net realized gain (loss)                                           471,551         1,266,450            (82,004)
Change in net unrealized gain (loss)                              (946,028)       (1,469,841)          (837,746)
                                                             --------------    --------------    ---------------
  Net increase (decrease) in net assets from operations           (493,361)         (226,600)          (935,664)
                                                             --------------    --------------    ---------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                                             1,504,564           913,631            891,983
Participant transfers, net                                         (75,640)          611,101            322,252
Participant withdrawals                                           (818,653)         (656,293)          (838,415)
                                                             --------------    --------------    ---------------
  Net increase (decrease) from participant transactions            610,271           868,439            375,820
                                                             --------------    --------------    ---------------

   Total increase (decrease) in net assets                         116,910           641,839           (559,844)

NET ASSETS:
Beginning of period                                              3,734,314         2,605,838          2,667,571
                                                             --------------    --------------    ---------------
End of period                                                $   3,851,224     $   3,247,677     $    2,107,727
                                                             ==============    ==============    ===============

                                                        CIGNA Variable
                                                        Products Group
                                                         Sub-Accounts                          Deutsche VIT - Sub-Accounts
                                   ----------------------------------------------------  ------------------------------------------
                                        Investment                                            EAFE(R)               Small
                                        Grade Bond      Money Market        S&P 500         Equity Index         Capitalization
                                   ---------------- ------------------- ---------------  ------------------   ---------------------

OPERATIONS:
Net investment gain (loss)           $     656,143    $        255,384    $     88,343    $            (583)     $           (352)
Net realized gain (loss)                    76,125                 -          (986,920)             (57,201)              (18,385)
Change in net unrealized gain
 (loss)                                   (209,722)                -        (3,744,331)              25,368                 9,003
                                     --------------   -----------------   -------------   ------------------    -------------------
  Net increase (decrease) in
   net assets from operations              522,546             255,384      (4,642,908)             (32,416)               (9,734)
                                     --------------   -----------------   -------------   ------------------    -------------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                     1,432,958           3,642,601       5,653,564                1,365                 4,837
Participant transfers, net                 622,332            (344,481)     (2,330,091)                 388                    19
Participant withdrawals                 (2,179,389)           (896,978)     (4,859,122)            (199,442)             (159,084)
                                      --------------   -----------------   -------------   ------------------    ------------------
  Net increase (decrease) from
   participant transactions               (124,099)          2,401,142      (1,535,649)            (197,689)             (154,228)
                                      --------------   -----------------   -------------   ------------------    ------------------
   Total increase (decrease) in
    net assets                             398,447           2,656,526      (6,178,557)            (230,105)             (163,962)

NET ASSETS:
Beginning of period                      7,039,501           7,439,486      36,709,763              247,380               170,596
                                     --------------   -----------------   -------------   ------------------    -------------------
End of period                        $   7,437,948    $     10,096,012    $ 30,531,206    $          17,275      $          6,634
                                     ==============   =================   =============   ==================    ===================

                                                                                                               Fidelity Variable
                                                                         Fidelity Variable Insurance              Insurance
                                                                                  Products Fund                Poducts Fund ll
                                                                                  Sub-Accounts                  Sub-Account
                                                                 -----------------------------------------     -----------------
                                                                     Equity-                   High              Investment
                                                                     Income                    Income            Grade Bond
                                                                 ------------------    -------------------     -----------------
OPERATIONS:
Net investment gain (loss)                                       $          12,500     $          144,882      $        212,066
Net realized gain (loss)                                                    86,171                 (6,588)               48,307
Change in net unrealized gain (loss)                                      (224,616)              (305,467)               13,438
                                                                 ------------------    -------------------     -----------------
  Net increase (decrease) in net assets from operations                   (125,945)              (167,173)              273,811
                                                                 ------------------    -------------------     -----------------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                                                       407,706                438,508                30,881
Participant transfers, net                                                 657,803                176,963                (4,228)
Participant withdrawals                                                   (709,934)              (558,264)           (1,564,765)
                                                                 ------------------    -------------------     -----------------
  Net increase (decrease) from participant transactions                    355,575                 57,207            (1,538,112)
                                                                 ------------------    -------------------     -----------------
      Total increase (decrease) in net assets                              229,630               (109,966)           (1,264,301)

NET ASSETS:
Beginning of period                                                      1,796,596              1,243,517             4,537,961
                                                                 ------------------    -------------------     -----------------
End of period                                                    $       2,026,226     $        1,133,551      $      3,273,660
                                                                 ==================    ===================     =================

                                                     Janus Aspen Series
                                                        Sub-Accounts                          MFS Series Sub-Accounts
                                                ------------------------------------      ------------------------------
                                                                                             Emerging           Total
                                                   Balanced           Worldwide               Growth            Return
                                                -----------------   ----------------      ----------------   -----------
OPERATIONS:
Net investment gain (loss)                      $          2,953    $       (21,132)      $       (14,863)   $    7,041
Net realized gain (loss)                                  (3,367)           (63,646)             (103,034)        7,534
Change in net unrealized gain (loss)                      (6,964)        (1,631,285)             (686,896)       (8,146)
                                                -----------------   ----------------      ----------------   -----------
   Net increase (decrease) in net assets
    from operations                                       (7,378)        (1,716,063)             (804,793)        6,429
                                                -----------------   ----------------      ----------------   -----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                                      77,878          1,813,258               481,489       158,939
Participant transfers, net                                (9,886)           191,360               120,675       582,738
Participant withdrawals                                  (86,103)        (1,305,136)           (1,109,960)     (126,753)
                                                -----------------   ----------------      ----------------   -----------
   Net increase (decrease) from
    participant transactions                             (18,111)           699,482              (507,796)      614,924
                                                -----------------   ----------------      ----------------   -----------
    Total increase (decrease)
     in net assets                                       (25,489)        (1,016,581)           (1,312,589)      621,353

NET ASSETS:
Beginning of period                                      204,957          6,900,242             2,865,508       230,518
                                                -----------------   ----------------      ----------------   -----------
End of period                                   $        179,468    $     5,883,661       $     1,552,919    $  851,871
                                                =================   ================      ================   ===========

                                                                                                              Templeton
                                                                                                               Variable
                                                   Neuberger                                                Products Series
                                                    Berman      OCC Accumulation Trust - Sub-Accounts       Fund Sub-Account
                                                 ------------  -----------------------------------------   -----------------
                                                                                              Small          International-
                                                 AMT Partners   Equity      Managed        Capitalization      Class l
                                                 ------------  --------- -----------    ------------------  ----------------
OPERATIONS:
Net investment gain (loss)                        $      (19)  $   (971)  $      991     $         (1,444)   $       26,705
Net realized gain (loss)                                 137      5,858       20,207              137,055           127,387
Change in net unrealized gain (loss)                    (339)   (31,094)     (27,372)             (52,456)         (470,444)
                                                 ------------  --------- ------------   ------------------   ---------------
  Net increase (decrease) in net
   assets from operations                               (221)   (26,207)      (6,174)              83,155          (316,352)
                                                 ------------  --------- ------------   ------------------   ---------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                                   1,615    102,686       29,547               81,752           256,512
Participant transfers, net                                 4       (871)         (27)             125,983          (967,940)
Participant withdrawals                               (5,650)   (82,734)    (453,694)            (489,275)         (599,180)
                                                 ------------  --------- ------------   ------------------   ---------------
  Net increase (decrease) from
   participant transactions                           (4,031)    19,081     (424,174)            (281,540)       (1,310,608)
                                                 ------------  --------- ------------   ------------------   ---------------

      Total increase (decrease) in net assets         (4,252)    (7,126)    (430,348)            (198,385)       (1,626,960)

NET ASSETS:
Beginning of period                                    9,697    343,072      538,787            1,499,883         2,497,086
                                                 ------------  --------- ------------   ------------------   ---------------
End of period                                     $    5,445   $335,946   $  108,439     $      1,301,498    $      870,126
                                                 ============  ========= ============   ==================   ===============

The Notes to the Financial Statements are an intergal part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                        Alger American Portfolio Sub-Accounts
                                     --------------------------------------------
                                                        MidCap         Small
                                         Growth         Growth     Capitalization
                                     -------------  -------------  --------------
OPERATIONS:
Net investment gain (loss)           $    (25,468)  $    (14,122)  $     (18,557)
Net realized gain (loss)                  273,527         53,966         917,341
Change in net unrealized gain (loss)     (892,940)        (8,654)     (1,751,035)
                                     ------------   ------------   -------------
  Net increase (decrease) in net
    assets from operations               (644,881)        31,190        (852,251)
                                     ------------   ------------   -------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                      795,440        179,407         581,588
Participant transfers, net              1,752,569      1,888,827       1,642,108
Participant withdrawals                  (194,409)       (78,665)       (100,581)
                                     ------------   ------------   -------------
  Net increase (decrease)
    from participant transactions       2,353,600      1,989,569       2,123,115
                                     ------------   ------------   -------------

  Total increase (decrease) in net
    assets                              1,708,719      2,020,759       1,270,864

NET ASSETS:
Beginning of period                     2,025,595        585,079       1,396,707
                                     ------------   ------------   -------------
End of period                        $  3,734,314   $  2,605,838   $   2,667,571
                                     ============   ============   =============

                                                    CIGNA Variable
                                                    Products Group
                                                     Sub-Accounts
                                     -------------------------------------------
                                      Investment
                                      Grade Bond     Money Market      S&P 500
                                     ------------    ------------   ------------
OPERATIONS:
Net investment gain (loss)           $    336,662    $    206,946   $    440,162
Net realized gain (loss)                      809               -        664,540
Change in net unrealized gain (loss)       89,778               -     (5,051,494)
                                     ------------    ------------   ------------
  Net increase (decrease) in net
    assets from operations                427,249         206,946     (3,946,792)
                                     ------------    ------------   ------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                    1,718,380      12,656,505      4,723,545
Participant transfers, net              3,414,963      (5,765,700)    (2,193,272)
Participant withdrawals                  (145,998)       (325,265)    (1,131,243)
                                     ------------    ------------   ------------
  Net increase (decrease)
    from participant transactions       4,987,345       6,565,540      1,399,030
                                     ------------    ------------   ------------

  Total increase (decrease) in net
    assets                              5,414,594       6,772,486     (2,547,762)

NET ASSETS:
Beginning of period                     1,624,907         667,000     39,257,525
                                     ------------    ------------   ------------
End of period                        $  7,039,501    $  7,439,486   $ 36,709,763
                                     ============    ============   ============

                                                                                                      Fidelity Variable
                                                                       Fidelity Variable Insurance       Insurance
                                                                             Products Fund             Products Fund ll
                                       Deutsche VIT - Sub-Accounts            Sub-Accounts               Sub-Account
                                     -------------------------------  ----------------------------    -----------------
                                        EAFE(R)          Small            Equity-          High           Investment
                                        Equity       Capitalization       Income          Income          Grade Bond
                                     ------------    --------------   -------------   ------------    -----------------
OPERATIONS:
Net investment gain (loss)           $     (2,009)   $       (1,205)  $       9,212   $     38,730    $         247,308
Net realized gain (loss)                      768              (134)        117,679        (18,181)               2,579
Change in net unrealized gain (loss)      (35,616)           (9,431)         35,556       (347,910)             171,110
                                     ------------    --------------   -------------   ------------    -----------------
  Net increase (decrease) in net
    assets from operations                (36,857)          (10,770)        162,447       (327,361)             420,997
                                     ------------    --------------   -------------   ------------    -----------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                      137,627            99,629         546,479         75,833               45,190
Participant transfers, net                138,960            68,607        (137,533)       701,198               (2,785)
Participant withdrawals                    (5,375)           11,831        (154,810)       (37,390)             (89,432)
                                     ------------    --------------   -------------   ------------    -----------------
  Net increase (decrease) from
    participant transactions              271,212           180,067         254,136        739,641              (47,027)
                                     ------------    --------------   -------------   ------------    -----------------

   Total increase (decrease) in
     net assets                           234,355           169,297         416,583        412,280              373,970

NET ASSETS:
Beginning of period                        13,025             1,299       1,380,013        831,237            4,163,991
                                     ------------    --------------   -------------   ------------    -----------------
End of period                        $    247,380    $      170,596   $   1,796,596   $  1,243,517    $       4,537,961
                                     ============    ==============   =============   ============    =================

                                           Janus Aspen Series                                           Neuberger
                                              Sub-Accounts               MFS Series Sub-Accounts         Berman
                                     ------------------------------   ----------------------------    ------------
                                                                         Emerging        Total
                                        Balanced        Worldwide         Growth         Return       AMT Partners
                                     ------------    --------------   -------------   ------------    ------------
OPERATIONS:
Net investment gain (loss)           $      3,642    $       78,310   $      62,345   $      5,787    $        (24)
Net realized gain (loss)                      783           331,819          54,354          4,992              (2)
Change in net unrealized gain (loss)      (10,611)       (1,784,446)       (849,853)        20,021              (9)
                                     ------------    --------------   -------------   ------------    ------------
  Net increase (decrease) in net
    assets from operations                 (6,186)       (1,374,317)       (733,154)        30,800             (35)
                                     ------------    --------------   -------------   ------------    ------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                       11,741         1,182,540         809,247        171,619           1,579
Participant transfers, net                201,096         2,591,838         563,733       (132,907)          8,221
Participant withdrawals                    (1,694)         (290,863)       (212,938)       (33,589)            (68)
                                     ------------    --------------   -------------   ------------    ------------
  Net increase (decrease) from
    participant transactions              211,143         3,483,515       1,160,042          5,123           9,732
                                     ------------    --------------   -------------   ------------    ------------

   Total increase (decrease) in
     net assets                           204,957         2,109,198         426,888         35,923           9,697

NET ASSETS:
Beginning of period                            -          4,791,044       2,438,620        194,595              -
                                     ------------    --------------   -------------   ------------    ------------
End of period                        $    204,957    $    6,900,242   $   2,865,508   $    230,518    $      9,697
                                     ============    ==============   =============   ============    ============

                                                                                                        Templeton
                                                                                                         Variable
                                                                                                      Products Series
                                                    OCC Accumulation Trust - Sub-Accounts             Fund Sub-Account
                                            ----------------------------------------------------      ----------------
                                                                                    Small              International-
                                               Equity             Managed        Capitalization           Class l
                                            ------------     ---------------   -----------------      ----------------
OPERATIONS:
Net investment gain (loss)                  $       (668)    $         4,559   $          (4,582)     $        19,285
Net realized gain (loss)                          26,804              58,122               4,771              244,051
Change in net unrealized gain (loss)               5,560             (17,884)            451,848             (322,814)
                                            ------------     ---------------   -----------------      ---------------
  Net increase (decrease) in
    net assets from operations                    31,696              44,797             452,037              (59,478)
                                            ------------     ---------------   -----------------      ---------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                             103,790              93,723              16,711              664,751
Participant transfers, net                       (15,023)           (373,238)             (4,981)              14,345
Participant withdrawals                          (35,903)            (40,837)            (25,118)            (130,440)
                                            ------------     ---------------   -----------------      ---------------
  Net increase (decrease) from
    participant transactions                      52,864            (320,352)            (13,388)             548,656
                                            ------------     ---------------   -----------------      ---------------

   Total increase (decrease) in
     net assets                                   84,560            (275,555)            438,649              489,178

NET ASSETS:
Beginning of period                              258,512             814,342           1,061,234            2,007,908
                                            ------------     ---------------   -----------------      ---------------
End of period                               $    343,072     $       538,787   $       1,499,883      $     2,497,086
                                            ============     ===============   =================      ===============

   The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                                    Bankers Trust
                                                   Alger American Portfolio Sub-Accounts  Insurance Funds Trust - Sub-Accounts
                                           ---------------------------------------------- ------------------------------------
                                                            MidCap            Small            EAFE(R)            Small
                                              Growth        Growth        Capitalization     Equity Index    Capitalization
                                           -------------  ------------- ----------------- ---------------- -------------------
OPERATIONS:
Net investment gain (loss)                  $     (9,613)  $    (3,525)  $        (7,497)   $        205    $             3
Net realized gain (loss)                         112,777        53,620            93,409             402                 41
Change in net unrealized gain (loss)             333,646        80,099           310,481             762                169
   Net increase (decrease) in net assets    ------------   -----------   ---------------    -------------   ---------------
   from operations                               436,810       130,194           396,393           1,369                213
                                            ------------   -----------   ---------------    -------------   ---------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                             551,404       244,920           533,399             883                216
Participant transfers, net                       780,181        20,937            38,592          11,230              1,013
Participant withdrawals                         (255,605)      (89,986)         (169,989)           (457)              (143)
                                            ------------   -----------   ---------------    -------------   ---------------
   Net increase from participant
    transactions                               1,075,980       175,871           402,002          11,656              1,086
                                            ------------   -----------   ---------------    -------------   ---------------

    Total increase in net assets               1,512,790       306,065           798,395          13,025              1,299

NET ASSETS:
Beginning of period                              512,805       279,014           598,312             -                  -
                                            ------------   -----------   ---------------    ------------    ---------------
End of period                               $  2,025,595   $   585,079   $     1,396,707    $     13,025    $         1,299
                                            ============   ===========   ===============    ============    ===============

                                                                                                                  Fidelity Variable
                                                         CIGNA Variable                Fidelity Variable Insurance    Insurance
                                                         Products Group                     Products Fund          Products Fund ll
                                                          Sub-Accounts                       Sub-Accounts           Sub-Account
                                            ------------------------------------------ --------------------------- --------------
                                               Investment                                 Equity-       High         Investment
                                               Grade Bond Money Market     S&P 500        Income       Income        Grade Bond
                                            ------------- ------------- -------------- ------------- ------------- --------------
OPERATIONS:
Net investment gain (loss)                  $     47,263  $     21,992  $     528,241  $      1,498  $     90,630    $    185,040
Net realized gain (loss)                              71             -        916,844        33,139         7,643          78,063
Change in net unrealized gain (loss)             (56,980)            -      4,672,428        23,754       (17,643)       (362,524)
                                            ------------- ------------  -------------  ------------  ------------    -------------
  Net increase (decrease) in net assets
   from operations                                (9,646)       21,992      6,117,513        58,391        80,630         (99,421)
                                            ------------  ------------  -------------  ------------  ------------    -------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                             769,586     4,533,879      6,318,489       491,716       297,772         176,641
Participant transfers, net                       896,333    (3,852,237)     2,849,214       (96,198)       15,626        (621,365)
Participant withdrawals                          (31,366)     (249,781)    (3,289,918)     (175,786)     (642,298)     (1,189,155)
                                            ------------  ------------  -------------  ------------  ------------    -------------
  Net increase (decrease) from
   participant transactions                    1,634,553       431,861      5,877,785       219,732      (328,900)     (1,633,879)
                                            ------------  ------------  -------------  ------------  ------------    -------------

   Total increase in net assets                1,624,907       453,853     11,995,298       278,123      (248,270)     (1,733,300)

NET ASSETS:
Beginning of period                                    -       213,147     27,262,227     1,101,890     1,079,507       5,897,291
                                            ------------  ------------  -------------  ------------  ------------    ------------
End of period                               $  1,624,907  $    667,000  $  39,257,525  $  1,380,013  $    831,237    $  4,163,991
                                            ============  ============  =============  ============  ============    ============

                                                                                                                     Templeton
                                                                                                                      Variable
                              Janus Aspen Series                                                                   Products Series
                                  Sub-Accounts   MFS Series Sub-Accounts  OCC Accumulation Trust - Sub-Accounts    Fund Sub-Account
                                 -------------  ------------------------ ----------------------------------------  ----------------
                                                 Emerging        Total                                  Small       International-
                                  Worldwide       Growth        Return     Equity      Managed     Capitalization       Class l
                                 ------------- ------------  ----------- ----------- -------------  -------------  ----------------
OPERATIONS:
Net investment gain (loss)       $    (25,049) $   (12,627)  $     113   $    (255)  $       3,722  $     (2,618)    $     25,040
Net realized gain (loss)               62,912       15,823       2,009       6,443          26,621        18,932)         163,904
Change in net unrealized gain
 (loss)                             1,793,064      975,528      (1,102)     (4,712)          2,056        10,363          173,120
                                 ------------  -----------   ---------   ---------   -------------  ------------     ------------
   Net increase (decrease) in
    net assets from operations      1,830,927      978,724       1,020       1,476          32,399       (11,187)         362,064
                                 ------------  -----------   ---------   ---------   -------------  ------------     ------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                  716,337      543,803     135,071     144,530         229,604       176,782          740,350
Participant transfers, net            161,404       86,751      25,773        (812)        (45,329)      (44,201)         (56,157)
Participant withdrawals              (743,901)    (197,247)    (31,059)    (34,557)       (141,705)     (318,138)        (334,392)
                                 ------------  -----------   ---------   ---------   -------------  ------------     ------------
   Net increase from participant
    transactions                      133,840      433,307     129,785     109,161          42,570      (185,557)         349,801
                                 ------------  -----------   ---------   ---------   -------------  ------------     ------------

     Total increase in net          1,964,767    1,412,031     130,805     110,637          74,969      (196,744)         711,865
      assets

NET ASSETS:
Beginning of period                 2,826,277    1,026,589      63,790     147,875         739,373     1,257,978        1,296,043
                                 ------------  -----------   ---------   ---------   -------------  ------------     ------------
End of period                    $  4,791,044  $ 2,438,620   $ 194,595   $ 258,512   $     814,342  $  1,061,234     $  2,007,908
                                 ============  ===========   =========   =========   =============  ============     ============

      The Notes to Financial Statements are an integral part of the statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001
-------------------------------------------------------------------------------

1.  ORGANIZATION
          CG Corporate Insurance Variable Life Separate Account 02 (the Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). The assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of CG Life. The assets of the Account are not available to meet the general obligations of CG Life and are held for the exclusive benefit of the participants.

          At December 31, 2001, the assets of the Account are invested into variable sub-accounts, each of which is invested in shares of one of twenty portfolios (mutual funds) managed by ten diversified open-end investment management companies, each portfolio having its own investment objective. The variable sub-accounts are:

     ALGER AMERICAN FUND:
          Alger American Growth Portfolio
          Alger American MidCap Growth Portfolio
          Alger American Small Capitalization Portfolio

     CIGNA VARIABLE PRODUCTS GROUP:
          CIGNA Variable Products Investment Grade Bond Fund
          CIGNA Variable Products Money Market Fund
          CIGNA Variable Products S&P 500 Index Fund

     DEUTSCHE VIT INSURANCE FUNDS TRUST (FORMERLY BANKERS TRUST):
          Deutsche VIT EAFE(R) Equity Index Fund
          Deutsche VIT Small Capitalization Index Fund

     FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
          Fidelity Equity-Income Portfolio
          Fidelity High Income Portfolio

     FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
          Fidelity Investment Grade Bond Portfolio

     JANUS ASPEN SERIES:
          Janus Aspen Series Balanced Portfolio
          Janus Aspen Series Worldwide Growth Portfolio

     MFS VARIABLE INSURANCE TRUST:
          MFS Emerging Growth Series
          MFS Total Return Series

     NEUBERGER BERMAN ADVISORS:
          Neuberger Berman Advisors Management Trust (AMT) Partners Portfolio

     OCC ACCUMULATION TRUST:
          OCC Equity Portfolio
          OCC Managed Portfolio
          OCC Small Capitalization Portfolio

     TEMPLETON VARIABLE PRODUCTS SERIES FUND:
          Templeton International Fund -- Class 1

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001
-------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES
    These financial statements have been prepared in conformity with generally accepted accounting principles and reflect management's estimates and assumptions, such as those regarding fair value, that affect recorded amounts. Actual results could differ from those estimates. Significant estimates are discussed throughout the Notes to Financial Statements. The following is a summary of significant accounting policies consistently applied in the preparation of the Account's financial statements:

    A. INVESTMENT VALUATION: Investments held by the sub-accounts are valued at their respective closing net asset values per share as determined by the mutual funds as of December 31, 2001. The change in the difference between cost and value is reflected as an unrealized gain (loss) in the Statements of Operations.
    B. INVESTMENT TRANSACTIONS: Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on sales of investments are determined by the last-in, first-out cost basis of the investment sold. Dividend and capital gain distributions are recorded on the ex-dividend date. Investment transactions are settled through CG Life. Amounts due to or due from CG Life as of December 31, 2001 are recorded as payables to/receivables from CG Life in the Statements of Assets and Liabilities.
    C. FEDERAL INCOME TAXES: The operations of the Account form a part of, and are taxed with, the total operations of CG Life, which is taxed as a life insurance company. Under existing Federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.
    D. CONTRACT POLICIES: New policies issued in the current year related to pre-existing contracts are deemed issued under that contract's effective date, with regard to fee structures.

3.  INVESTMENTS
    Total mutual fund shares held and cost of investments as of December 31, 2001 were:

---------------------------------------------------------------------------------------------------
                                                                                        COST OF
SUB-ACCOUNT                                           SHARES HELD                     INVESTMENTS
---------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                         104,734                    $    5,263,922
Alger American MidCap Growth Portfolio                  183,792                         4,600,318
Alger American Small Capitalization Portfolio           127,356                         4,370,263
CIGNA Variable Products Investment Grade Bond Fund      764,826                         7,576,128
CIGNA Variable Products Money Market Fund            10,096,154                        10,096,154
CIGNA Variable Products S&P 500 Index Fund            1,763,806                        29,025,061
Deutsche VIT EAFE(R) Equity Index Fund                    2,060                            26,770
Deutsche VIT Small Capitalization Index Fund                619                             6,895
Fidelity Equity-Income Portfolio                         89,065                         2,128,303
Fidelity High Income Portfolio                          176,845                         1,827,739
Fidelity Investment Grade Bond Portfolio                253,373                         3,058,200
Janus Aspen Series Balanced Portfolio                     7,952                           197,052
Janus Aspen Series Worldwide Growth Portfolio           206,150                         6,983,269
MFS Emerging Growth Series                               86,378                         1,860,927
MFS Total Return Series                                  45,777                           837,594
Neuberger Berman AMT Partners Portfolio                     361                             5,796
OCC Equity Portfolio                                     10,145                           356,345
OCC Managed Portfolio                                     2,701                           101,930
OCC Small Capitalization Portfolio                       40,343                         1,049,938
Templeton International Fund -- Class 1                  73,431                         1,525,767
---------------------------------------------------------------------------------------------------

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001
-------------------------------------------------------------------------------

3.  INVESTMENTS (CONTINUED)
Total purchases and sales of shares of each mutual fund for the year ended December 31, 2001, amounted to:

---------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                          PURCHASES                             SALES
---------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                   $   2,522,171                      $  1,407,938
Alger American MidCap Growth Portfolio                3,079,267                           898,940
Alger American Small Capitalization Portfolio         1,327,404                           967,539
CIGNA Variable Products Investment Grade Bond Fund    2,804,950                         2,291,923
CIGNA Variable Products Money Market Fund             8,059,596                         5,402,745
CIGNA Variable Products S&P 500 Index Fund            6,715,238                         8,161,515
Deutsche VIT EAFE(R) Equity Index Fund                    1,386                           199,717
Deutsche VIT Small Capitalization Index Fund              4,930                           159,222
Fidelity Equity-Income Portfolio                      1,334,810                           884,332
Fidelity High Income Portfolio                          821,430                           619,348
Fidelity Investment Grade Bond Portfolio                280,155                         1,606,436
Janus Aspen Series Balanced Portfolio                   121,904                           137,048
Janus Aspen Series Worldwide Growth Portfolio         2,910,590                         2,232,342
MFS Emerging Growth Series                              977,375                         1,392,447
MFS Total Return Series                                 880,267                           251,367
Neuberger Berman AMT Partners Portfolio                   1,991                             5,706
OCC Equity Portfolio                                    103,922                            83,779
OCC Managed Portfolio                                    31,003                           454,157
OCC Small Capitalization Portfolio                      350,166                           527,398
Templeton International Fund -- Class 1                 650,746                         1,640,962
---------------------------------------------------------------------------------------------------

CHANGES IN UNITS OUTSTANDING
The changes in units outstanding for the years ended December 31, 2001, 2000 and 1999 were as follows:

---------------------------------------------------------------------------------------------------
                                        DECEMBER 31, 2001
---------------------------------------------------------------------------------------------------
                                                                                            NET
                                                     UNITS         UNITS                 INCREASE
SUB-ACCOUNT                                         ISSUED        REDEEMED              (DECREASE)
---------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                     184,411       (101,286)                83,125
Alger American MidCap Growth Portfolio              146,628       (114,516)                32,112
Alger American Small Capitalization Portfolio       118,422        (54,991)                63,431
CIGNA Variable Products Investment Grade Bond Fund  187,761       (202,108)               (14,347)
CIGNA Variable Products Money Market Fund           668,419       (466,937)               201,482
CIGNA Variable Products S&P 500 Index Fund          508,212       (597,015)               (88,803)
Duetsche VIT EAFE(R) Equity Index Fund                  188        (21,318)               (21,130)
Duetsche VIT Small Capitalization Index Fund            401        (14,035)               (13,634)
Fidelity Equity-Income Portfolio                     90,920        (63,152)                27,768
Fidelity High Income Portfolio                       81,428        (70,305)                11,123
Fidelity Investment Grade Bond Portfolio              2,535       (124,707)              (122,172)
Janus Aspen Series Balanced Portfolio                12,948        (14,339)                (1,391)
Janus Aspen Series Worldwide Growth Portfolio       235,753       (164,007)                71,746
MFS Emerging Growth Series                           67,525        (82,373)               (14,848)
MFS Total Return Series                              64,244        (19,866)                44,378
Neuberger Berman AMT Partners Portfolio                 166           (576)                  (410)
OCC Equity Portfolio                                  7,398         (5,768)                 1,630
OCC Managed Portfolio                                 2,060        (32,142)               (30,082)
OCC Small Capitalization Portfolio                   15,910        (34,823)               (18,913)
Templeton International Fund -- Class 1              26,130       (135,624)              (109,494)
---------------------------------------------------------------------------------------------------

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001
-------------------------------------------------------------------------------

3.  INVESTMENTS (CONTINUED)

---------------------------------------------------------------------------------------------------
                                        DECEMBER 31, 2001
---------------------------------------------------------------------------------------------------
                                                                                           NET
                                                     UNITS         UNITS                INCREASE
SUB-ACCOUNT                                         ISSUED        REDEEMED             (DECREASE)
---------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                     304,814        (129,424)              175,390
Alger American MidCap Growth Portfolio              263,458        (113,860)              149,598
Alger American Small Capitalization Portfolio       236,205        (104,568)              131,637
CIGNA Variable Products Investment Grade Bond Fund  517,409         (26,972)              490,437
CIGNA Variable Products Money Market Fund           469,214        (353,697)              115,517
CIGNA Variable Products S&P 500 Index Fund          980,271        (408,920)              571,351
Duetsche VIT EAFE(R) Equity Index Fund               34,935         (12,444)               22,491
Duetsche VIT Small Capitalization Index Fund         15,573          (1,466)               14,107
Fidelity Equity-Income Portfolio                     60,669         (37,581)               23,088
Fidelity High Income Portfolio                      158,470         (82,974)               75,496
Fidelity Investment Grade Bond Portfolio              5,919         (10,006)               (4,087)
Janus Aspen Series Balanced Portfolio                21,431            (258)               21,173
Janus Aspen Series Worldwide Growth Portfolio       321,698        (118,908)              202,790
MFS Emerging Growth Series                           71,911         (19,749)               52,162
MFS Total Return Series                              18,512         (18,099)                  413
Neuberger Berman AMT Partners Portfolio                 991              (7)                  984
OCC Equity Portfolio                                  8,735          (4,392)                4,343
OCC Managed Portfolio                                 8,416         (33,147)              (24,731)
OCC Small Capitalization Portfolio                    1,636          (2,695)               (1,059)
Templeton International Fund -- Class 1              61,106         (17,402)               43,704
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                        DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------
                                                                                           NET
                                                     UNITS          UNITS               INCREASE
SUB-ACCOUNT                                         ISSUED         REDEEMED            (DECREASE)
---------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                      92,231         (23,045)               69,186
Alger American MidCap Growth Portfolio               51,938         (17,561)               34,377
Alger American Small Capitalization Portfolio        20,378          (8,212)               12,166
CIGNA Variable Products Investment Grade Bond Fund  169,835          (5,781)              164,054
CIGNA Variable Products Money Market Fund           431,586        (390,169)               41,417
CIGNA Variable Products S&P 500 Index Fund          658,048        (202,787)              455,261
Duetsche VIT EAFE(R) Equity Index Fund                1,207             (41)                1,166
Duetsche VIT Small Capitalization Index Fund            123             (14)                  109
Fidelity Equity-Income Portfolio                     65,575         (48,928)               16,647
Fidelity High Income Portfolio                       40,808         (68,319)              (27,511)
Fidelity Investment Grade Bond Portfolio             73,702        (214,920)             (141,218)
Janus Aspen Series Worldwide Growth Portfolio        71,976         (57,877)               14,099
MFS Emerging Growth Series                           47,637         (18,618)               29,019
MFS Total Return Series                              16,282          (4,259)               12,023
OCC Equity Portfolio                                 11,660          (3,543)                8,117
OCC Managed Portfolio                                19,300         (15,664)                3,636
OCC Small Capitalization Portfolio                   22,236         (37,630)              (15,394)
Templeton International Fund -- Class 1              71,059         (39,299)               31,760
---------------------------------------------------------------------------------------------------

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001
-------------------------------------------------------------------------------

4.  CHARGES AND DEDUCTIONS
    For all contracts, CG Life charges each variable sub-account for mortality and expense risks based on the current value of each sub-account's assets. On all contracts sold after April 30, 1998, this fee is calculated as the daily equivalent of the annual rate of .55% during the first fifteen policy years and .15% thereafter. All contracts sold before May 1, 1998 have an annual fee for mortality and expense risks of .85% per year during the first ten policy years, .45% per year during the eleventh through fifteenth policy years and .15% thereafter.

    For all contracts, CG Life charges each variable sub-account for administrative costs. On all contracts sold after April 30, 1998, this fee is calculated as a daily equivalent of the annual rate of .10% per year during the first fifteen policy years only. For all contracts sold before May 1, 1998, CG Life charges administrative costs at the rate of .10% per year for the first ten policy years only.

    Both the mortality and expense risk charges and the administrative fee deductions are also assessed against amounts held in the fixed account, if any. The fixed account is part of the general account of CG Life and is not included in these financial statements.

    CG Life charges a one-time policy issue fee of $175, that represents a portion of CG Life's administrative expenses for all contracts sold after April 30, 1998 and $250 for all contracts sold before May 1, 1998. Policy issue fees for 2001, 2000 and 1999 which were deducted from initial premium payments before amounts are invested in the Account, amounted to $53,275, $72,225 and $73,325, respectively.

    For all contracts sold after April 30, 1998, CG Life deducts a premium load of 6.5% of each premium payment before amounts are invested in the Account, to cover sales loads, state tax and Federal income tax liabilities.
An additional 45% of premium payments up to target premium specified in the policy will be deducted in the first policy year and an additional 12% of premium payments up to target premium will be deducted in years two through ten. In the event that the specified amount under the policy is increased based on policy changes, other than a change in the death benefit option, an additional 25% premium load on all current year premium payments up to the increase in the target premium will be deducted from premium payments received during the 12 months following the increase, to the extent such premium payments include amounts attributable to the increase in specified amount.

    For all contracts sold before May 1, 1998, CG Life deducts a premium load of 6.5% of each premium payment before amounts are invested in the Account, to cover sales loads, state tax and Federal income tax liabilities. An additional 40% of premium payments, up to one guideline annual premium, as defined in the Account's prospectus, will be deducted in the first policy year. In the event that the specified amount under the policy is increased based on policy changes, other than a change in the death benefit option, an additional 25% premium load on all current year premium payments up to the increase in the target premium will be deducted from premium payments received during the 12 months following the increase, to the extent such premium payments include amounts attributable to the increase in specified amount.

    CG Life charges a monthly operations fee of $8 per month. This charge is for operations such as premium billings and collections, policy value calculations, confirmations and periodic reports.

    CG Life charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, years since issue, risk class of the insured (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charges are deducted proportionately from the value of each variable sub-account and/or the fixed account funding option. The fixed account is part of the general account of CG Life and is not included in these financial statements.

    CG Life charges a $25 transaction fee for each transfer between funding options in excess of four during the policy year. No transaction fee charges were paid to CG Life for the years ended December 31, 2001, 2000 or 1999.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001
-------------------------------------------------------------------------------

4.  CHARGES AND DEDUCTIONS (CONTINUED)
    Fees charged by CG Life for premium loads are deducted from premium payments. Administrative fees and amounts deducted for the cost of insurance are included in participant withdrawals. Premium loads, net of refunds, administrative fees and costs of insurance, by variable sub-account, for the years ended December 31, 2001, 2000 and 1999 amounted to:

---------------------------------------------------------------------------------------------------
                PREMIUM LOADS, NET OF REFUNDS
SUB-ACCOUNT                                          2001             2000                  1999
---------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                  $  154,471        $  89,810            $  39,543
Alger American MidCap Growth Portfolio               79,604           18,560               17,181
Alger American Small Capitalization Portfolio        81,840           60,111               44,544
CIGNA Variable Products Investment Grade Bond Fund  146,829          174,209               81,843
CIGNA Variable Products Money Market Fund           594,205        1,978,425            1,204,219
CIGNA Variable Products S&P 500 Index Fund          511,951          470,626              509,098
Duetsche VIT EAFE(R) Equity Index Fund                 (138)          13,087                  433
Duetsche VIT Small Capitalization Index Fund            495            6,673                  192
Fidelity Equity-Income Portfolio                     34,205           46,964               40,221
Fidelity High Income Portfolio                       39,980            6,906              (44,836)
Fidelity Investment Grade Bond Portfolio                863            2,862               16,857
Janus Aspen Series Balanced Portfolio                12,555            1,166                    -
Janus Aspen Series Worldwide Growth Portfolio       175,561          122,235               44,116
MFS Emerging Growth Series                           50,988           83,306               35,220
MFS Total Return Series                              22,308           19,887               18,258
Neuberger Berman AMT Partners Portfolio                 111              131                    -
OCC Equity Portfolio                                  7,870            8,219               11,808
OCC Managed Portfolio                                 2,008            8,316               12,370
OCC Small Capitalization Portfolio                    7,560            1,916                9,180
Templeton International Fund -- Class 1              26,548           55,379               29,577
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                 ADMINISTRATIVE FEES
SUB-ACCOUNT                                          2001            2000                 1999
---------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                    $  9,930        $  10,782             $  5,692
Alger American MidCap Growth Portfolio                7,435            5,012                2,178
Alger American Small Capitalization Portfolio         7,450            8,788                5,828
CIGNA Variable Products Investment Grade Bond Fund   11,684           10,326                3,684
CIGNA Variable Products Money Market Fund            52,884           92,088               13,772
CIGNA Variable Products S&P 500 Index Fund.          50,294           56,908               51,374
Duetsche VIT EAFE(R) Equity Index Fund                  294              441                   49
Duetsche VIT Small Capitalization Index Fund             41              151                   20
Fidelity Equity-Income Portfolio                     12,014           13,857               14,596
Fidelity High Income Portfolio                        3,250            2,940                2,380
Fidelity Investment Grade Bond Portfolio              2,761            4,046                8,955
Janus Aspen Series Balanced Portfolio                   585              157                    -
Janus Aspen Series Worldwide Growth Portfolio        14,128           14,919                8,447
MFS Emerging Growth Series                            6,005           11,493                8,278
MFS Total Return Series                               1,264            1,397                1,127
Neuberger Berman AMT Partners Portfolio                  12                6                    -
OCC Equity Portfolio                                  1,724            1,601                1,769
OCC Managed Portfolio                                   563            2,211                3,364
OCC Small Cap Portfolio                               1,131              937                1,103
Templeton International Fund -- Class 1               7,168            8,680                9,052
---------------------------------------------------------------------------------------------------

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2001
-------------------------------------------------------------------------------

4.   CHARGES AND DEDUCTIONS (CONTINUED)

---------------------------------------------------------------------------------------------------
             COSTS OF INSURANCE DEDUCTION
SUB-ACCOUNT                                          2001             2000                1999
---------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                  $  113,517       $  166,472           $  108,908
Alger American MidCap Growth Portfolio               91,850           67,083               34,239
Alger American Small Capitalization Portfolio        57,454           65,176               42,735
CIGNA Variable Products Investment Grade Bond Fund  231,578          106,348               27,648
CIGNA Variable Products Money Market Fund           274,470          197,267              132,048
CIGNA Variable Products S&P 500 Index Fund          909,410          852,037              726,712
Duetsche VIT EAFE(R) Equity Index Fund                3,741            5,199                  408
Duetsche VIT Small Capitalization Index Fund            718            1,847                  123
Fidelity Equity-Income Portfolio                     91,938          138,769              127,840
Fidelity High Income Portfolio                       26,790           32,142               66,653
Fidelity Investment Grade Bond Portfolio             60,718           71,981              104,090
Janus Aspen Series Balanced Portfolio                 7,550            1,620                    -
Janus Aspen Series Worldwide Growth Portfolio       195,220          214,772              132,890
MFS Emerging Growth Series                           91,642          153,969               97,397
MFS Total Return Series                              36,454           31,139               23,528
Neuberger Berman AMT Partners Portfolio                 127               62                    -
OCC Equity Portfolio                                 36,693           33,069               30,416
OCC Managed Portfolio                                12,879           33,342               42,048
OCC Small Capitalization Portfolio                   20,806           16,992               24,005
Templeton International Fund -- Class 1              42,899           53,466               57,936
---------------------------------------------------------------------------------------------------

    For policies issued after April 30, 1998, if the policy is fully surrendered during the first 12 months after issue, a credit will be refunded equal to 100% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during months 13 through 24, the credit will equal 50% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during the months 25 through 36, the credit will equal 33% of all premium loads previously deducted in excess of 3.5% of all premiums paid.

    For policies issued between May 1, 1997 and April 30, 1998, if the policy is fully surrendered during the first 12 months after issue, a credit will be refunded equal to 100% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during months 13 through 24, the credit will equal 50% of all premium loads previously deducted in excess of 3.5% of all premiums paid.

    For policies issued before May 1, 1997, CG Life will refund 60% of all premium loads previously deducted if a policy is fully surrendered during the first 12 months after issue. If a policy is fully surrendered during the months 13 through 24 after issue, the refund will equal 30% of all premium loads previously deducted.

    Premium load refunds for the years ended December 31, 2001, 2000 and 1999, amounted to $852,966, $36,374 and $267,847, respectively.

    For partial surrenders, a transaction charge of $25 is imposed, allocated pro-rata among the variable sub-accounts (and, where applicable, the fixed account) from which the partial surrender proceeds are deducted, unless the policy owner and CG Life agree otherwise.

    Partial surrender transaction charges paid to CG Life for the years ended December 31, 2001, 2000 and 1999 were $500, $50 and $0, respectively.

5.  DISTRIBUTION OF NET INCOME
    The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of death benefits, surrenders, and transfers to participant fixed or variable sub-accounts.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001
-------------------------------------------------------------------------------

6.  DIVERSIFICATION REQUIREMENTS
    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. CG Life believes, based on assurances from the mutual funds, that the mutual funds satisfy the requirements of the regulations. Therefore, the Account satisfies the requirements of the regulations, and CG Life believes the Account will continue to meet such requirements.

7.  RELATED PARTY TRANSACTIONS
    During the year ended December 31, 2001, management fees were paid to TimesSquare Capital Management, an affiliate of CG Life, in its capacity as advisor to the CIGNA Variable Products Group. The advisory agreement for the underlying funds provides for a fee at the annual rate of .35% of the average net assets of the Money Market Fund, .25% of the average net assets of the S&P 500 Index Fund and .50% of the average net assets of the Investment Grade Bond Fund.

8.  FINANCIAL HIGHLIGHTS
    A summary of Financial Highlights of the Account for the year ended December 31, 2001, follows. Footnotes within the Financial Highlights represent the following:

* These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude those expenses, such as mortality, expense and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.

** These ratios represent annualized contract expenses, consisting of mortality, expense and administrative fee charges, for the year ended December 31, 2001. The ratios include only those expenses that result in a direct reduction to unit values. Charges, such as policy issue fees, premium loads and transaction fees made directly to contract owner accounts through the redemption of units and expenses of underlying mutual fund are excluded.

*** These amounts represent the total return for the year ended December 31, 2001, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                         ALGER AMERICAN GROWTH PORTFOLIO
                                               December 31, 2001
                                              FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                                (RVUL 2)
                                   -----------------------                -----------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                          $               19.21                  $               11.22
                                   -----------------------                -----------------------

Income from investment
   operations:
Net Investment Income                               (0.12)                                 (0.04)
Net realized and unrealized
 gain (loss) on investment
 transactions                                       (2.31)                                 (1.35)
                                   -----------------------                -----------------------

Total from investment
 operations                         $               (2.43)                 $               (1.39)
                                   -----------------------                -----------------------

Net asset value, end of
 period                             $               16.78                  $                9.83
                                   =======================                =======================

TOTAL RETURN (***) :                               -12.65%                                -12.39%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                              $                 811                  $               3,040
Ratio to average net assets:
 Expenses (**)                                       0.95%                                  0.65%
 Investment Income (*)                               0.25%                                  0.25%

=================================================================================================

                                    ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                              December 31, 2001
                                             FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                                (RVUL 2)
                                   -----------------------                -----------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                          $               20.53                  $               14.47
                                   -----------------------                -----------------------

Income from investment
   operations:
Net Investment Income                               (0.18)                                 (0.09)
Net realized and unrealized
 gain (loss) on investment
 transactions                                       (1.34)                                 (0.95)
                                   -----------------------                -----------------------
Total from investment
 operations                         $               (1.52)                 $               (1.04)
                                   -----------------------                -----------------------
Net asset value, end of
 period                             $               19.01                  $               13.43
                                   =======================                =======================

TOTAL RETURN (***) :                                -7.40%                                 -7.19%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                              $                 702                  $               2,546
Ratio to average net assets:
 Expenses (**)                                       0.95%                                  0.65%
 Investment Income (*)                               0.00%                                  0.00%

                                  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                               December 31, 2001
                                              FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                                (RVUL 2)
                                   -----------------------                -----------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                          $               14.71                  $               10.92
                                   -----------------------                -----------------------

Income from investment
 operations:
Net Investment Income                               (0.10)                                 (0.05)
Net realized and unrealized
 gain (loss) on investment
 transactions                                       (4.34)                                 (3.22)
                                   -----------------------                -----------------------
Total from investment
 operations                         $               (4.44)                 $               (3.27)
                                   -----------------------                -----------------------
Net asset value, end of
 period                             $               10.27                  $                7.65
                                   =======================                =======================

TOTAL RETURN (***) :                               -30.18%                                -29.95%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                              $                 346                  $               1,762
Ratio to average net assets:
 Expenses (**)                                       0.95%                                  0.65%
 Investment Income (*)                               0.06%                                  0.06%

=================================================================================================

                           CIGNA VARIABLE PRODUCTS INVESTMENT GRADE BOND FUND
                                            December 31, 2001
                                           FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                                (RVUL 2)
                                   -----------------------                -----------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                          $               10.67                  $               10.86
                                   -----------------------                -----------------------
Income from investment
   operations:
Net Investment Income                                1.09                                   1.14
Net realized and unrealized
 gain (loss) on investment
 transactions                                       (0.23)                                 (0.24)
                                   -----------------------                -----------------------
Total from investment
 operations                         $                0.86                  $                0.90
                                   -----------------------                -----------------------
Net asset value, end of
 period                             $               11.53                  $               11.76
                                   =======================                =======================

TOTAL RETURN (***) :                                 8.06%                                  8.29%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                              $               4,472                  $               2,966
Ratio to average net assets:
 Expenses (**)                                       0.95%                                  0.65%
 Investment Income (*)                              10.67%                                 10.67%

                                  CIGNA VARIABLE PRODUCTS MONEY MARKET FUND
                                              December 31, 2001
                                             FINANCIAL HIGHLIGHTS

                             Contracts sold before May 1, 1998       Contracts sold after April 30, 1998
                                           (RVUL 1)                                (RVUL 2)
                                  ------------------------                -----------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                         $                11.85                  $               11.20
                                  ------------------------                -----------------------
Income from investment
   operations:
Net Investment Income                                0.32                                   0.34
Net realized and unrealized
 gain (loss) on investment
 transactions                                        0.00                                   0.00
                                  ------------------------                -----------------------
Total from investment
 operations                        $                 0.32                   $               0.34
                                  ------------------------                 ----------------------
Net asset value, end of
 period                            $                12.17                   $              11.54
                                  ========================                 ======================

TOTAL RETURN (***):                                  2.70%                                  3.04%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                             $                9,098                   $                998
Ratio to average net assets:
 Expenses(**)                                        0.95%                                  0.65%
 Investment Income(*)                                3.57%                                  3.57%

=================================================================================================

                                   CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND
                                              December 31, 2001
                                             FINANCIAL HIGHLIGHTS

                             Contracts sold before May 1, 1998       Contracts sold after April 30, 1998
                                           (RVUL 1)                                (RVUL 2)
                                  -------------------------                ----------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                         $                 16.50                  $              12.04
                                  -------------------------                ----------------------
Income from investment
   operations:
Net Investment Income                                 0.03                                  0.06
Net realized and unrealized
 gain (loss) on investment
 transactions                                        (2.18)                                (1.60)
                                  -------------------------                ----------------------
Total from investment
 operations                        $                 (2.15)                 $              (1.54)
                                  -------------------------                ----------------------
Net asset value, end of
 period                            $                 14.35                  $              10.50
                                  =========================                ======================
TOTAL RETURN(***):                                  -13.03%                               -12.79%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                             $                24,503                  $              6,028
Ratio to average net assets:
 Expenses (**)                                        0.95%                                 0.65%
 Investment Income(*)                                 1.17%                                 1.17%

                                       DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND
                                                  December 31, 2001
                                                 FINANCIAL HIGHLIGHTS

                             Contracts sold before May 1, 1998       Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                                 ------------------------               --------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                          $               10.64                  $                9.14
                                 -------------------------                -----------------------
Income from investment
  operations:
Net Investment Income                               (0.09)                                 (0.05)
Net realized and unrealized
 gain (loss) on investment
 transactions                                       (2.62)                                 (2.25)
                                 -------------------------               ------------------------
Total from investment
 operations                         $               (2.71)                 $               (2.30)
                                 -------------------------               ------------------------
Net asset value, end of
 period                             $                7.93                  $                6.84
                                 =========================               ========================

TOTAL RETURN (***) :                               -25.47%                                -25.16%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                              $                 -                    $                  17
Ratio to average net assets:
  Expenses (**)                                      0.95%                                  0.65%
  Investment Income(*)                               0.00%                                  0.00%

=================================================================================================

                                 DEUTSCHE VIT SMALL CAPITALIZATION INDEX FUND
                                                December 31, 2001
                                               FINANCIAL HIGHLIGHTS

                               Contracts sold before May 1, 1998     Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                                 -------------------------               ------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                          $              12.01                   $               11.24
                                 ------------------------                ------------------------
Income from investment
  operations:
Net Investment Income                              (0.10)                                  (0.05)
Net realized and unrealized
 gain (loss) on investment
 transactions                                       0.23                                    0.21
                                 ------------------------                ------------------------
Total from investment
 operations                         $               0.13                   $                0.16
                                 ------------------------                ------------------------
Net asset value, end of
 period                             $              12.14                   $               11.40
                                 ========================                ========================
TOTAL RETURN (***) :                                1.08%                                   1.42%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                              $                -                     $                   7
Ratio to average net assets:
 Expenses (**)                                      0.95%                                   0.65%
 Investment Income (*)                              0.09%                                   0.09%

                                     FIDELITY INVESTMENT GRADE BOND PORTFOLIO
                                                December 31, 2001
                                               FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                               ---------------------------               --------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                          $               12.63                  $               11.36
                                 -------------------------               ------------------------
Income from investment
  operations:
Net Investment Income                                0.74                                   0.68
Net realized and unrealized
 gain (loss) on investment
 transactions                                        0.20                                   0.20
                                 -------------------------               ------------------------
Total from investment
 operations                         $                0.94                  $                0.88
                                 -------------------------               ------------------------
Net asset value, end of
 period                             $               13.57                  $               12.24
                                 =========================               ========================

TOTAL RETURN (***) :                                 7.44%                                  7.75%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                              $               3,274                  $                  -
Ratio to average net assets:
 Expenses (**)                                       0.95%                                  0.65%
 Investment Income(*)                                6.53%                                  6.53%

=================================================================================================

                                     JANUS ASPEN SERIES BALANCED PORTFOLIO
                                                December 31, 2001
                                               FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                               ---------------------------               --------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                         $                9.70                  $                 9.45
                                 ------------------------               ------------------------
Income from investment
  operations:
Net Investment Income                               0.17                                    0.19
Net realized and unrealized
 gain (loss) on investment
 transactions                                      (0.71)                                  (0.69)
                                 ------------------------               ------------------------
Total from investment
 operations                        $               (0.54)                 $                (0.50)
                                 ------------------------               ------------------------
Net asset value, end of
 period                            $                9.16                  $                 8.95
                                 ========================               ========================

TOTAL RETURN (***) :                               -5.57%                                  -5.29%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                             $                 107                  $                   73
Ratio to average net assets:
 Expenses (**)                                      0.95%                                   0.65%
 Investment Income (*)                              2.72%                                   2.72%

                                       FIDELITY EQUITY-INCOME PORTFOLIO
                                               December 31, 2001
                                              FINANCIAL HIGHLIGHTS

                               Contracts sold before May 1, 1998     Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                                    ----------------------                 ----------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                          $               14.86                  $               11.60
                                    ----------------------                 ----------------------
Income from investment
  operations:
Net Investment Income                                0.09                                   0.10
Net realized and unrealized
 gain (loss) on investment
 transactions                                       (0.96)                                 (0.75)
                                    ----------------------                 ----------------------
Total from investment
 operations                         $               (0.87)                 $               (0.65)
                                    ----------------------                 ----------------------
Net asset value, end of
 period                             $               13.99                  $               10.95
                                    ======================                 ======================

TOTAL RETURN (***) :                                -5.85%                                 -5.60%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                              $               1,696                  $                 330
Ratio to average net assets:
 Expenses (**)                                       0.95%                                  0.65%
 Investment Income (*)                               1.57%                                  1.57%

=================================================================================================

                                       FIDELITY HIGH INCOME PORTFOLIO
                                             December 31, 2001
                                            FINANCIAL HIGHLIGHTS

                               Contracts sold before May 1, 1998     Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                                    ----------------------                 ----------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                          $                8.99                  $                8.11
                                    ----------------------                 ----------------------

Income from investment
  operations:
Net Investment Income                                0.95                                   0.85
Net realized and unrealized
 gain (loss) on investment
 transactions                                       (2.08)                                 (1.85)
                                    ----------------------                 ----------------------
Total from investment
 operations                         $               (1.13)                 $               (1.00)
                                    ----------------------                 ----------------------
Net asset value, end of
 period                             $                7.86                  $                7.11
                                    ======================                 ======================

TOTAL RETURN (***):                                -12.57%                                -12.33%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                              $                 113                  $               1,021
Ratio to average net assets:
 Expenses (**)                                       0.95%                                  0.65%
 Investment Income (*)                              11.78%                                 11.78%

                               JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
                                              December 31, 2001
                                           FINANCIAL HIGHLIGHTS

                               Contracts sold before May 1, 1998      Contracts sold after April 30,1998
                                           (RVUL 1)                               (RVUL 2)
                                 -----------------------                 ------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                         $               19.79                  $                13.31
                                 ------------------------                ------------------------
Income from investment
  operations:
Net Investment Income                              (0.08)                                  (0.02)
Net realized and unrealized
 gain (loss) on investment
 transactions                                      (4.51)                                  (3.03)
                                 ------------------------                ------------------------
Total from investment
 operations                       $                (4.59)                 $                (3.05)
                                 ------------------------                ------------------------
Net asset value, end of
 period                           $                15.20                  $                10.26
                                 ========================                ========================

TOTAL RETURN (***) :                              -23.19%                                 -22.92%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                            $                2,855                  $                3,028
Ratio to average net assets:
 Expenses (**)                                      0.95%                                   0.65%
 Investment Income(*)                               0.47%                                   0.47%

=================================================================================================

                                             MFS EMERGING GROWTH SERIES
                                                 December 31, 2001
                                                FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                                 ------------------------                ------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                        $                21.62                   $               13.69
                                 ------------------------                ------------------------
Income from investment
  operations:
Net Investment Income                              (0.15)                                  (0.06)
Net realized and unrealized
 gain (loss) on investment
 transactions                                      (7.23)                                  (4.59)
                                 ------------------------                ------------------------
Total from investment
 operations                       $                (7.38)                  $               (4.65)
                                 ------------------------                ------------------------
Net asset value, end of
 period                           $                14.24                   $                9.04
                                 ========================                ========================

TOTAL RETURN (***) :                              -34.14%                                 -33.97%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                            $                  971                   $                 582
Ratio to average net assets:
 Expenses (**)                                      0.95%                                   0.65%
 Investment Income (*)                              0.00%                                   0.00%

                                         MFS TOTAL RETURN SERIES
                                            December 31, 2001
                                          FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998       Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                                 ------------------------                ------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                        $                15.01                  $                11.33
                                 ------------------------                ------------------------
Income from investment
  operations:
Net Investment Income                               0.29                                    0.23
Net realized and unrealized
 gain (loss) on investment
 transactions                                      (0.39)                                  (0.27)
                                 ------------------------                ------------------------
Total from investment
 operations                       $                (0.10)                 $                (0.04)
                                 ------------------------                ------------------------
Net asset value, end of
 period                           $                14.91                  $                11.29
                                 ========================                ========================

TOTAL RETURN(***):                                 -0.67%                                  -0.35%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                            $                  636                  $                  216
Ratio to average net assets:
 Expenses(**)                                       0.95%                                   0.65%
 Investment Income(*)                               2.75%                                   2.75%

==================================================================================================

                                NEUBERGER BERMAN AMT PARTNERS PORTFOLIO
                                         December 31, 2001
                                        FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                                 ------------------------                ------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                        $                 9.86                  $                -
                                 ------------------------                ------------------------
Income from investment
  operations:
Net Investment Income                              (0.03)                                  -
Net realized and unrealized
 gain (loss) on investment
 transactions                                      (0.34)                                  -
                                 ------------------------                ------------------------
Total from investment
 operations                       $                (0.37)                 $                -
                                 ------------------------                ------------------------
Net asset value, end of
 period                           $                 9.49                  $                -
                                 ========================                ========================

TOTAL RETURN(***):                                 -3.75%                                  -

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                            $                    5                  $                -
Ratio to average net assets:
 Expenses(**)                                       0.95%                                  -
 Investment Income(*)                               0.62%                                  -

                                             OCC EQUITY PORTFOLIO
                                               December 31, 2001
                                             FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                                 ------------------------                ------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                        $                14.55                  $                10.98
                                 ------------------------                ------------------------
Income from investment
  operations:
Net Investment Income                              (0.04)                                     -
Net realized and unrealized
 gain (loss) on investment
 transactions                                      (1.11)                                  (0.84)
                                 ------------------------                ------------------------
Total from investment
 operations                       $                (1.15)                 $                (0.84)
                                 ------------------------                ------------------------
Net asset value, end of
 period                           $                13.40                  $                10.14
                                 ========================                ========================

TOTAL RETURN (***) :                               -7.90%                                  -7.65%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                            $                  325                  $                   11
Ratio to average net assets:
 Expenses (**)                                      0.95%                                   0.65%
 Investment Income (*)                              0.64%                                   0.64%

=================================================================================================

                                            OCC MANAGED PORTFOLIO
                                              December 31, 2001
                                             FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                                 ------------------------                ------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                        $                14.08                  $                11.74
                                 ------------------------                ------------------------
Income from investment
  operations:
Net Investment Income                               0.08                                    0.09
Net realized and unrealized
 gain (loss) on investment
 transactions                                      (0.90)                                  (0.74)
                                 ------------------------                ------------------------
Total from investment
 operations                       $                (0.82)                 $                (0.65)
                                 ------------------------                ------------------------
Net asset value, end of
 period                           $                13.26                  $                11.09
                                 ========================                ========================

TOTAL RETURN (***) :                               -5.82%                                  -5.54%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                            $                  106                  $                    2
Ratio to average net assets:
 Expenses (**)                                      0.95%                                   0.65%
 Investment Income (*)                              1.37%                                   1.37%

                                    OCC SMALL CAPITALIZATION PORTFOLIO
                                            December 31, 2001
                                           FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                                 ------------------------                ------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                        $                15.03                  $                14.40
                                 ------------------------                ------------------------
Income from investment
  operations:
Net Investment Income                              (0.02)                                   0.03
Net realized and unrealized
 gain (loss) on investment
 transactions                                       1.12                                    1.07
                                 ------------------------                ------------------------
Total from investment
 operations                       $                 1.10                  $                 1.10
                                 ------------------------                ------------------------
Net asset value, end of
 period                           $                16.13                  $                15.50
                                 ========================                ========================

TOTAL RETURN (***) :                                7.32%                                   7.64%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                            $                1,228                  $                   74
Ratio to average net assets:
 Expenses (**)                                      0.95%                                   0.65%
 Investment Income (*)                              0.83%                                   0.83%

=================================================================================================

                                 TEMPLETON INTERNATIONAL FUND - CLASS 1
                                          December 31, 2001
                                        FINANCIAL HIGHLIGHTS

                              Contracts sold before May 1, 1998      Contracts sold after April 30, 1998
                                           (RVUL 1)                               (RVUL 2)
                                 ------------------------                ------------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                        $                14.04                  $                11.46
                                 ------------------------                ------------------------
Income from investment
  operations:
Net Investment Income                               0.23                                    0.22
Net realized and unrealized
 gain (loss) on investment
 transactions                                      (2.55)                                  (2.09)
                                 ------------------------                ------------------------
Total from investment
 operations                       $                (2.32)                 $                (1.87)
                                 ------------------------                ------------------------
Net asset value, end of
 period                           $                11.72                  $                 9.59
                                 ========================                ========================

TOTAL RETURN (***)  :                             -16.52%                                 -16.32%

SUPPLEMENTAL DATA:
Net assets, end of period
 (000)                            $                  688                  $                  183
Ratio to average net assets:
 Expenses (**)                                      0.95%                                   0.65%
 Investment Income(*)                               2.71%                                   2.71%